                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225

                        Oppenheimer Quest for Value Funds
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                      Date of reporting period: 01/31/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS--67.0%
CONSUMER DISCRETIONARY--8.1%
AUTO COMPONENTS--0.1%
Johnson Controls, Inc.                                           39,900   $    1,531,761
AUTOMOBILES--0.2%
Bayerische Motoren Werke (BMW) AG                                45,968        3,538,324
Honda Motor Co. Ltd.                                             19,300          817,099
PT Astra International Tbk                                      267,000        1,443,004
                                                                          --------------
                                                                               5,798,427
DISTRIBUTORS--0.1%
CFAO                                                             39,660        1,589,647
DIVERSIFIED CONSUMER SERVICES--0.4%
Ambow Education Holding Ltd., ADR                                49,310          522,193
Anhanguera Educacional Participacoes SA                          56,400        1,196,041
Benesse Holdings, Inc.                                           44,500        1,995,127
Dignity plc                                                     170,898        1,779,389
Estacio Participacoes SA                                         92,500        1,331,774
MegaStudy Co. Ltd.                                               16,225        2,749,264
New Oriental Education & Technology Group, Inc.,
Sponsored ADR                                                     1,130          111,486
                                                                          --------------
                                                                               9,685,274
HOTELS, RESTAURANTS & LEISURE--1.1%
Carnival Corp.                                                   84,300        3,769,053
Ctrip.com International Ltd., ADR                                10,590          435,884
Jollibee Foods Corp.                                            469,890          798,818
McDonald's Corp.                                                193,495       14,254,777
William Hill plc                                                871,156        2,532,755
Yum! Brands, Inc.                                               108,320        5,065,043
                                                                          --------------
                                                                              26,856,330
HOUSEHOLD DURABLES--0.3%
Cyrela Brazil Realty SA Empreendimentos e Participacoes         139,200        1,537,342
MRV Engenharia e Participacoes SA                               119,800        1,013,336
SARE Holding SA de CV, Cl. B                                    626,031          180,105
SEB SA                                                           40,030        3,978,995
                                                                          --------------
                                                                               6,709,778
INTERNET & CATALOG RETAIL--0.3%
Amazon.com, Inc.(1)                                              13,406        2,274,194
B2W Compania Global do Varejo                                   108,400        1,837,068
DeNA Co. Ltd                                                     86,400        3,114,737
                                                                          --------------
                                                                               7,225,999
MEDIA--1.4%
Grupo Televisa SA, Sponsored GDR(1)                             192,490        4,631,309
McGraw-Hill Cos., Inc. (The)                                     38,063        1,483,696
SES, FDR                                                         75,470        1,818,604
Time Warner Cable, Inc.                                         123,068        8,347,702
Vivendi SA                                                       79,480        2,278,148
Walt Disney Co. (The)                                           349,356       13,579,468
                                                                          --------------
                                                                              32,138,927


                     1 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS CONTINUED
CONSUMER DISCRETIONARY CONTINUED
MULTILINE RETAIL--0.2%
Lojas Americanas SA, Preference                                 212,100   $    1,703,722
Pinault-Printemps-Redoute SA                                     13,300        2,125,982
                                                                          --------------
                                                                               3,829,704
SPECIALTY RETAIL--1.4%
Bed Bath & Beyond, Inc.(1)                                       40,286        1,933,728
Hennes & Mauritz AB, Cl. B                                       28,948          949,725
Industria de Diseno Textil SA                                    89,968        6,798,288
Limited Brands, Inc.                                            209,570        6,127,827
O'Reilly Automotive, Inc.(1)                                     29,131        1,655,515
Tiffany & Co.                                                   142,183        8,265,098
TJX Cos., Inc. (The)                                            159,163        7,542,735
                                                                          --------------
                                                                              33,272,916
TEXTILES, APPAREL & LUXURY GOODS--2.6%
Burberry Group plc                                              477,530        8,215,340
Coach, Inc.                                                     232,354       12,568,028
Compagnie Financiere Richemont SA, Cl. A                         69,653        3,788,858
Li Ning Co. Ltd.                                                280,000          533,665
Luxottica Group SpA                                              95,189        2,885,463
LVMH Moet Hennessy Louis Vuitton SA                              39,880        6,227,326
Nike, Inc., Cl. B                                               162,391       13,394,010
Polo Ralph Lauren Corp., Cl. A                                   86,142        9,232,700
Swatch Group AG (The), Cl. B                                     11,801        4,732,901
                                                                          --------------
                                                                              61,578,291
CONSUMER STAPLES--6.6%
BEVERAGES--2.1%
Anadolu Efes Biracilik ve Malt Sanayii AS                        41,141          508,990
Anheuser-Busch InBev NV                                           1,968          108,898
Brown-Forman Corp., Cl. B                                        52,170        3,461,480
C&C Group plc                                                 1,318,236        6,165,413
Carlsberg AS, Cl. B                                              30,666        3,055,617
Coca-Cola Co. (The)                                              12,880          809,508
Companhia de Bebidas das Americas, Sponsored ADR,
Preference                                                       67,500        1,802,250
Diageo plc                                                      239,130        4,604,252
East African Breweries Ltd.                                      37,648           85,469
Fomento Economico Mexicano SA de CV, Sponsored ADR               75,910        4,028,544
Fomento Economico Mexicano SA de CV, UBD                        564,324        2,992,578
Grupo Modelo SA de CV, Series C                                 455,118        2,798,013
Heineken NV                                                      30,460        1,533,259
Nigerian Breweries plc                                        1,052,963          567,486
PepsiCo, Inc.                                                   115,026        7,397,322
Pernod-Ricard SA                                                 52,190        4,975,478
SABMiller plc                                                   120,090        3,887,709
                                                                          --------------
                                                                              48,782,266
FOOD & STAPLES RETAILING--1.3%
BIM Birlesik Magazalar AS                                        54,049        1,738,246


                     2 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS CONTINUED
CONSUMER STAPLES CONTINUED
FOOD & STAPLES RETAILING CONTINUED
Cencosud SA                                                     167,912   $    1,132,259
China Resources Enterprise Ltd.                                 536,000        2,108,252
Companhia Brasileira de Distribuicao Grupo Pao de
Acucar, Sponsored ADR                                            57,090        2,178,554
Costco Wholesale Corp.                                           76,497        5,495,544
Dairy Farm International Holdings Ltd.                           73,428          664,523
Magnit                                                           39,616        5,187,403
Shinsegae Department Store Co.(1)                                 6,395        3,285,044
Shoppers Drug Mart Corp.                                        105,126        3,869,720
Wal-Mart de Mexico SAB de CV, Series V                        1,287,475        3,580,859
Woolworths Ltd.                                                  91,424        2,432,604
                                                                          --------------
                                                                              31,673,008
FOOD PRODUCTS--1.7%
Aryzta AG(1)                                                     76,727        3,377,126
Barry Callebaut AG                                                7,044        5,637,439
DANONE SA                                                        11,850          713,713
General Mills, Inc.                                             216,258        7,521,453
Nestle SA                                                        96,010        5,192,066
Nestle SA, Sponsored ADR                                         98,625        5,347,448
Tingyi Holding Corp. (Cayman Islands)                           316,000          773,317
Unilever NV CVA                                                  57,134        1,690,052
Unilever NV, NY Shares                                          165,801        4,912,684
Unilever plc                                                    156,176        4,543,083
Want Want China Holdings Ltd.                                   149,000          124,797
                                                                          --------------
                                                                              39,833,178
HOUSEHOLD PRODUCTS--0.9%
Colgate-Palmolive Co.                                           129,996        9,979,793
Procter & Gamble Co. (The)                                       88,871        5,610,426
Reckitt Benckiser Group plc                                      71,630        3,895,429
Unilever Indonesia Tbk                                          656,000        1,091,158
                                                                          --------------
                                                                              20,576,806
PERSONAL PRODUCTS--0.2%
L'Oreal SA                                                       17,700        2,055,040
Natura Cosmeticos SA                                            122,800        3,145,601
                                                                          --------------
                                                                               5,200,641
TOBACCO--0.4%
Eastern Tobacco Co.                                              11,428          215,079
Philip Morris International, Inc.                               140,173        8,023,503
                                                                          --------------
                                                                               8,238,582
ENERGY--6.6%
ENERGY EQUIPMENT & SERVICES--1.5%
Eurasia Drilling Co. Ltd., GDR                                    2,890           87,567
Halliburton Co.                                                 160,139        7,206,255
Saipem SpA                                                       45,124        2,257,497
Schlumberger Ltd.                                               175,261       15,596,455
Schoeller-Bleckmann Oilfield Equipment AG                        30,293        2,488,540


                     3 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS CONTINUED
ENERGY CONTINUED
ENERGY EQUIPMENT & SERVICES CONTINUED
Technip SA                                                       51,550   $    5,009,041
Tenaris SA, ADR                                                  79,610        3,755,204
                                                                          --------------
                                                                              36,400,559
OIL, GAS & CONSUMABLE FUELS--5.1%
Apache Corp.                                                     76,066        9,079,238
BG Group plc                                                    372,440        8,358,244
Cairn Energy plc(1)                                             839,400        5,570,632
Cameco Corp.(2)                                                  11,690          484,784
Chevron Corp.                                                   132,252       12,554,682
China Shenhua Energy Co. Ltd.                                   577,500        2,355,900
CNOOC Ltd.                                                    1,985,000        4,418,283
ConocoPhillips                                                  176,708       12,627,554
DNO International ASA                                           536,000          898,376
EOG Resources, Inc.                                              60,951        6,484,577
Exxon Mobil Corp.                                               176,333       14,226,546
Marathon Oil Corp.                                              125,023        5,713,551
Niko Resources Ltd.                                              15,264        1,486,234
NovaTek OAO, Sponsored GDR(3,4)                                  13,000        1,472,483
NovaTek OAO, Sponsored GDR(4)                                    24,500        2,775,063
Occidental Petroleum Corp.                                      108,216       10,462,323
Peabody Energy Corp.                                             69,007        4,376,424
PetroChina Co. Ltd.                                           2,012,000        2,803,881
Petroleo Brasileiro SA, Sponsored ADR                           256,600        8,531,950
Sino Prosper State Gold Resources Holdings Ltd.(1)              638,000           32,191
Tsakos Energy Navigation Ltd.                                    55,000          511,500
Tullow Oil plc                                                  138,610        2,948,582
Uranium Energy Corp.(1)                                         106,990          559,558
Uranium One, Inc.                                               104,901          686,175
                                                                          --------------
                                                                             119,418,731
FINANCIALS--6.8%
CAPITAL MARKETS--2.1%
3i Group plc                                                    302,839        1,503,814
Bank of New York Mellon Corp.                                   152,080        4,749,458
BinckBank NV                                                    355,861        6,197,530
Charles Schwab Corp. (The)                                       48,840          881,562
Collins Stewart plc                                           1,212,907        1,680,599
Credit Suisse Group AG                                           95,644        4,276,624
Deutsche Bank AG                                                 95,618        5,668,637
Egyptian Financial Group-Hermes Holding SAE                     190,264          858,178
Goldman Sachs Group, Inc. (The)                                  27,255        4,459,463
ICAP plc                                                      1,036,380        8,906,546
Swissquote Group Holding SA                                      28,712        1,776,251
T. Rowe Price Group, Inc.                                        70,526        4,649,074
Tullett Prebon plc                                              417,870        2,597,129
                                                                          --------------
                                                                              48,204,865


                     4 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS CONTINUED
FINANCIALS CONTINUED
COMMERCIAL BANKS--1.8%
Banco Davivienda SA                                              10,023   $      118,088
Banco Santander Chile SA                                      6,462,901          525,378
Bancolombia SA, Sponsored ADR                                    21,200        1,238,928
Commercial International Bank                                   201,982        1,258,271
Credicorp Ltd.                                                   10,980        1,144,775
Grupo Financiero Inbursa SA de CV                               272,391        1,190,069
HDFC Bank Ltd., ADR                                              13,080        1,888,883
ICICI Bank Ltd., Sponsored ADR                                  102,730        4,452,318
PNC Financial Services Group, Inc.                               51,320        3,079,200
PT Bank Central Asia Tbk                                        845,500          527,970
Siam Commercial Bank Public Co. Ltd.                            178,500          543,098
Standard Bank Group Ltd.                                        223,857        3,276,085
Turkiye Garanti Bankasi AS                                        4,189           18,642
U.S. Bancorp                                                    307,973        8,315,271
Wells Fargo & Co.                                               449,211       14,563,421
                                                                          --------------
                                                                              42,140,397
CONSUMER FINANCE--0.3%
American Express Co.                                            160,856        6,977,933
DIVERSIFIED FINANCIAL SERVICES--1.2%
Bank of America Corp.                                           225,518        3,096,362
BM&F BOVESPA SA                                                 542,700        3,792,828
CME Group, Inc.                                                   3,786        1,168,208
Haci Omer Sabanci Holding AS                                    438,379        1,863,408
Hong Kong Exchanges & Clearing Ltd.                              92,600        2,139,057
IntercontinentalExchange, Inc.(1)                                 7,539          908,374
JPMorgan Chase & Co.                                            357,157       16,050,636
JSE Ltd.                                                         13,019          144,862
                                                                          --------------
                                                                              29,163,735
INSURANCE--1.1%
AIA Group Ltd.                                                  248,600          686,931
AMP Ltd.                                                        191,389        1,020,401
Chubb Corp.                                                     103,308        5,984,632
Prudential Financial, Inc.                                      197,530       12,150,070
Prudential plc                                                  326,640        3,537,013
QBE Insurance Group Ltd.                                        134,900        2,359,760
                                                                          --------------
                                                                              25,738,807
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Hang Lung Group Ltd.                                            175,500        1,113,537
Hang Lung Properties Ltd.                                       508,570        2,230,842
Multiplan Empreendimentos Imobiliarios SA                        46,900          900,046
SM Prime Holdings, Inc.                                      12,201,000        2,853,971
                                                                          --------------
                                                                               7,098,396
HEALTH CARE--6.3%
BIOTECHNOLOGY--0.6%
Celgene Corp.(1)                                                 39,214        2,020,697
CSL Ltd.                                                        191,600        7,104,853


                     5 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS CONTINUED
HEALTH CARE CONTINUED
BIOTECHNOLOGY CONTINUED
Grifols SA                                                      328,461   $    5,005,300
                                                                          --------------
                                                                              14,130,850
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Baxter International, Inc.                                      183,649        8,905,140
Covidien plc                                                    108,653        5,157,758
DiaSorin SpA                                                     79,079        3,784,073
Essilor International SA                                         50,940        3,405,276
Nobel Biocare Holding AG                                         19,707          404,787
Smith & Nephew plc                                              228,620        2,563,016
Sonova Holding AG                                                31,051        3,897,822
Straumann Holding AG                                             11,912        2,916,169
Stryker Corp.                                                    33,533        1,930,159
Synthes, Inc.                                                    48,663        6,423,104
Terumo Corp.                                                     57,000        2,951,389
William Demant Holding AS(1)                                     41,962        3,360,351
                                                                          --------------
                                                                              45,699,044
HEALTH CARE PROVIDERS & SERVICES--0.6%
Cardinal Health, Inc.                                            73,840        3,065,098
Diagnosticos da America                                          89,500        1,087,240
Express Scripts, Inc.(1)                                         36,891        2,078,070
Fleury SA                                                         6,600           98,983
Medco Health Solutions, Inc.(1)                                  35,649        2,175,302
Sonic Healthcare Ltd.                                           547,600        6,515,799
                                                                          --------------
                                                                              15,020,492
LIFE SCIENCES TOOLS & SERVICES--0.3%
BTG plc(1)                                                      402,780        1,449,745
Mettler-Toledo International, Inc.(1)                             8,677        1,294,522
Thermo Fisher Scientific, Inc.(1)                                53,193        3,046,363
                                                                          --------------
                                                                               5,790,630
PHARMACEUTICALS--2.9%
Allergan, Inc.                                                  129,499        9,143,924
Bristol-Myers Squibb Co.                                        354,217        8,919,184
Johnson & Johnson                                               171,467       10,248,583
Merck & Co., Inc.                                               310,264       10,291,457
Novo Nordisk AS, Cl. B                                           25,688        2,894,589
Novo Nordisk AS, Sponsored ADR                                   55,034        6,225,996
Pfizer, Inc.                                                    253,744        4,623,216
Roche Holding AG                                                 95,798       14,572,662
Sanofi-Aventis SA                                                19,820        1,353,436
                                                                          --------------
                                                                              68,273,047
INDUSTRIALS--9.2%
AEROSPACE & DEFENSE--1.6%
Embraer SA                                                      525,900        4,265,376
Embraer SA, ADR                                                 106,120        3,501,960
European Aeronautic Defense & Space Co.(1)                      180,450        5,200,680


                     6 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS CONTINUED
INDUSTRIALS CONTINUED
AEROSPACE & DEFENSE CONTINUED
General Dynamics Corp.                                           53,340   $    4,021,836
Goodrich Corp.                                                   33,142        3,003,328
Raytheon Co.                                                    115,624        5,780,044
United Technologies Corp.                                       154,162       12,533,371
                                                                          --------------
                                                                              38,306,595
AIR FREIGHT & LOGISTICS--0.3%
Toll Holdings Ltd.                                               69,400          406,665
United Parcel Service, Inc., Cl. B                              107,171        7,675,587
                                                                          --------------
                                                                               8,082,252
COMMERCIAL SERVICES & SUPPLIES--0.7%
Aggreko plc                                                     347,140        7,979,527
De La Rue plc                                                   167,770        1,792,506
Prosegur Compania de Seguridad SA                                93,440        5,437,170
                                                                          --------------
                                                                              15,209,203
CONSTRUCTION & ENGINEERING--0.7%
Koninklijke Boskalis Westminster NV                              82,128        3,951,338
Leighton Holdings Ltd.                                           51,700        1,630,725
Maire Tecnimont SpA                                             779,753        3,715,245
Outotec OYJ                                                      48,380        2,715,819
Trevi Finanziaria SpA                                           299,251        4,605,248
                                                                          --------------
                                                                              16,618,375
ELECTRICAL EQUIPMENT--1.3%
ABB Ltd.                                                        404,195        9,543,969
Ceres Power Holdings plc(1)                                     800,715          949,140
Emerson Electric Co.                                            163,234        9,611,218
Nidec Corp.                                                     114,800       10,811,452
                                                                          --------------
                                                                              30,915,779
INDUSTRIAL CONGLOMERATES--1.3%
3M Co.                                                           66,700        5,864,264
Enka Insaat ve Sanayi AS                                        596,605        2,253,374
General Electric Co.                                            433,122        8,723,077
Koninklijke Philips Electronics NV                              101,651        3,168,330
Siemens AG                                                       36,591        4,703,255
SM Investments Corp.                                            105,369        1,118,163
Tyco International Ltd.                                         105,662        4,736,827
                                                                          --------------
                                                                              30,567,290
MACHINERY--1.6%
Aalberts Industries NV                                          456,985        9,041,093
Atlas Copco AB, Cl. A                                           107,914        2,590,077
Caterpillar, Inc.                                                32,125        3,116,446
Cummins, Inc.                                                    30,377        3,216,317
Danaher Corp.                                                    50,410        2,321,885
Deere & Co.                                                      86,555        7,867,850
Demag Cranes AG(1)                                               28,942        1,397,805
Joy Global, Inc.                                                 32,404        2,824,981
Parker-Hannifin Corp.                                            35,906        3,210,355


                     7 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS CONTINUED
INDUSTRIALS CONTINUED
MACHINERY CONTINUED
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares              473,520   $      307,788
Vallourec SA                                                     24,560        2,667,913
                                                                          --------------
                                                                              38,562,510
PROFESSIONAL SERVICES--0.6%
Capita Group plc                                                789,363        8,585,530
Experian plc                                                    415,410        5,157,025
                                                                          --------------
                                                                              13,742,555
ROAD & RAIL--0.4%
Union Pacific Corp.                                             100,331        9,494,323
TRADING COMPANIES & DISTRIBUTORS--0.6%
Brenntag AG(1)                                                   36,877        3,491,394
Bunzl plc                                                       638,111        7,773,490
Wolseley plc(1)                                                  50,780        1,770,809
                                                                          --------------
                                                                              13,035,693
TRANSPORTATION INFRASTRUCTURE--0.1%
DP World Ltd.                                                 3,207,516        2,020,735
INFORMATION TECHNOLOGY--12.0%
COMMUNICATIONS EQUIPMENT--2.0%
Cisco Systems, Inc.(1)                                          177,835        3,761,210
High Tech Computer Corp.                                        263,000        8,792,580
Juniper Networks, Inc.(1)                                        96,869        3,595,777
QUALCOMM, Inc.                                                  370,544       20,057,547
Telefonaktiebolaget LM Ericsson, B Shares                       948,537       11,691,904
                                                                          --------------
                                                                              47,899,018
COMPUTERS & PERIPHERALS--0.8%
Apple, Inc.(1)                                                   29,013        9,844,691
Gemalto NV                                                       87,770        4,438,491
Hewlett-Packard Co.                                             119,301        5,450,863
                                                                          --------------
                                                                              19,734,045
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
Corning, Inc.                                                   696,329       15,465,467
Hoya Corp.                                                      167,800        3,953,767
Ibiden Co. Ltd.                                                  34,700        1,172,731
Keyence Corp.                                                    17,800        4,723,246
Nippon Electric Glass Co. Ltd.                                  155,000        2,332,176
Omron Corp.                                                      69,300        1,782,314
Phoenix Mecano AG                                                 6,648        4,686,699
Synnex Technology International Corp.                           514,000        1,348,763
                                                                          --------------
                                                                              35,465,163
INTERNET SOFTWARE & SERVICES--1.4%
Akamai Technologies, Inc.(1)                                     44,106        2,131,202
Baidu, Inc., ADR                                                  5,290          574,653
eAccess Ltd.                                                      3,318        2,009,072
eBay, Inc.(1)                                                    78,927        2,396,224
Google, Inc., Cl. A(1)                                           11,179        6,711,424


                     8 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS CONTINUED
INFORMATION TECHNOLOGY CONTINUED
INTERNET SOFTWARE & SERVICES CONTINUED
Netease.com, Inc., ADR(1)                                         3,090   $      124,651
NHN Corp.                                                        36,989        6,597,521
Sohu.com, Inc.                                                   15,830        1,228,091
Telecity Group plc(1)                                            90,650          711,516
Tencent Holdings Ltd.                                            98,400        2,567,435
United Internet AG                                              153,071        2,534,836
Yahoo! Japan Corp.                                               12,508        4,716,406
                                                                          --------------
                                                                              32,303,031
IT SERVICES--1.4%
Accenture plc, Cl. A                                            139,679        7,189,278
Cognizant Technology Solutions Corp.(1)                          32,905        2,400,420
International Business Machines Corp.                            97,353       15,771,186
Visa, Inc., Cl. A                                               101,676        7,102,069
                                                                          --------------
                                                                              32,462,953
OFFICE ELECTRONICS--0.2%
Canon, Inc.                                                     100,600        4,933,175
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.7%
ARM Holdings plc                                                428,410        3,563,709
Broadcom Corp., Cl. A                                           150,553        6,788,435
Epistar Corp.                                                   820,000        2,988,265
Intel Corp.                                                     243,705        5,229,909
MediaTek, Inc.                                                  176,000        2,388,058
Taiwan Semiconductor Manufacturing Co. Ltd.                   1,771,000        4,632,360
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                752,592        9,836,377
Texas Instruments, Inc.                                         151,908        5,151,200
Yingli Green Energy Holding Co. Ltd., ADR(1)                      2,950           34,161
                                                                          --------------
                                                                              40,612,474
SOFTWARE--3.0%
Autonomy Corp. plc(1)                                           525,370       12,589,760
Aveva Group plc                                                  87,170        2,306,735
Compugroup Medical AG                                            85,775        1,409,266
Intuit, Inc.(1)                                                  35,796        1,679,906
Microsoft Corp.                                                 550,491       15,262,363
Nintendo Co. Ltd.                                                 4,300        1,161,964
Oracle Corp.(2)                                                 601,599       19,269,216
Sage Group plc (The)                                            394,260        1,863,685
SAP AG                                                           73,667        4,267,437
Temenos Group AG(1)                                             217,628        8,529,911
Vmware, Inc., Cl. A(1)                                           23,895        2,043,500
                                                                          --------------
                                                                              70,383,743
MATERIALS--8.4%
CHEMICALS--1.4%
E.I. du Pont de Nemours & Co.                                   161,564        8,188,064
Ecolab, Inc.                                                     36,733        1,825,263
Filtrona plc                                                  1,141,301        5,144,520


                     9 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS CONTINUED
MATERIALS CONTINUED
CHEMICALS CONTINUED
Monsanto Co.                                                     38,921   $    2,856,023
Neo Materials Technologies, Inc.(1)                              40,425          325,386
Praxair, Inc.                                                   124,042       11,540,868
Sika AG                                                           1,445        3,170,122
                                                                          --------------
                                                                              33,050,246
CONSTRUCTION MATERIALS--0.1%
James Hardie Industries SE, CDI(1)                              434,700        2,725,130
METALS & MINING--6.9%
Agnico-Eagle Mines Ltd.(2,4)                                     70,030        4,792,853
Agnico-Eagle Mines Ltd.(4)                                        1,408           96,374
Alamos Gold, Inc.                                               101,473        1,534,230
Allied Nevada Gold Corp.(1)                                      63,800        1,678,864
Anatolia Minerals Development Ltd.(1)                           190,056        1,254,576
Andina Minerals, Inc.(1)                                        111,759          164,064
Anglo American plc                                               74,460        3,652,748
Anglo Platinum Ltd.                                              32,898        3,232,108
AngloGold Ashanti Ltd., Sponsored ADR(2)                         18,200          783,328
Antofagasta plc                                                  25,440          575,974
Aquarius Platinum Ltd.                                           95,070          535,035
ATAC Resources Ltd.(1)                                           53,223          340,168
Aura Minerals, Inc.(1)                                          112,211          424,706
Aurizon Mines Ltd.(1)                                           125,149          796,124
B2Gold Corp.(1)                                                 215,394          496,889
Banro Corp.(1,4)                                                 55,620          172,978
Banro Corp.(1,4)                                                 95,813          297,577
Barrick Gold Corp.(2)                                           108,016        5,131,840
Bear Creek Mining Corp.(1)                                       93,694          776,612
Bear Creek Mining Corp., Legend Shares(1)                        10,688           88,591
Brigus Gold Corp.(1)                                             31,334           49,754
Canaco Resources, Inc.(1)                                       277,800        1,290,028
Capital Gold Corp.(1)                                            17,037           81,667
Centamin Egypt Ltd.(1)                                          810,149        1,820,378
Centerra Gold, Inc.                                              59,291          951,522
CGA Mining Ltd.(1)                                              145,990          422,800
Chesapeake Gold Corp.(1)                                         10,014          139,807
China Gold International(1)                                     118,069          607,236
Claude Resources, Inc.(1)                                       100,520          187,719
Coeur d'Alene Mines Corp.(1,2)                                   40,460          945,955
Colossus Minerals, Inc.(1)                                      149,943        1,100,595
Companhia de Minas Buenaventura SA, Sponsored ADR                 1,070           43,870
Continental Gold Ltd.(1)                                         38,470          322,328
Corvus Gold, Inc.(1)                                             19,537           15,218


                     10 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS CONTINUED
MATERIALS CONTINUED
METALS & MINING CONTINUED
Detour Gold Corp.(1)                                             84,569   $    2,206,809
Detour Gold Corp., Legend Shares(1,5)                             1,505           36,984
Duluth Metals Ltd.(1)                                           351,384        1,017,640
Dundee Precious Metals, Inc.(1)                                  19,898          154,995
East Asia Minerals Corp.(1)                                     138,835          890,119
Eastmain Resources, Inc.(1)                                      69,192          122,305
Eldorado Gold Corp.(2,4)                                        178,680        2,871,085
Eldorado Gold Corp.(4)                                           53,570          863,548
Eldorado Gold Corp., CDI                                         81,569        1,356,290
Equinox Minerals Ltd.(1)                                        152,526          910,876
European Goldfields Ltd.(1)                                      80,488        1,205,692
Exeter Resource Corp.(1,4)                                       94,610          477,136
Exeter Resource Corp.(1,4)                                       35,710          179,264
Extorre Gold Mines Ltd.(1)                                      267,463        1,348,867
Extorre Gold Mines Ltd., Legend Shares(1)                        57,078          287,855
First Quantum Minerals Ltd.                                       2,791          322,901
Franco-Nevada Corp.                                              73,359        2,038,829
Freeport-McMoRan Copper & Gold, Inc., Cl. B                       9,650        1,049,438
Fronteer Gold, Inc.(1)                                           68,680          677,185
Gabriel Resources Ltd.(1)                                         2,501           18,308
Gammon Gold, Inc.(1)                                            137,920        1,038,538
Gold Canyon Resources, Inc.(1)                                   30,748           80,144
Gold Fields Ltd., Sponsored ADR(2)                                7,870          124,897
Gold Resource Corp.(2)                                           29,610          673,628
Gold Wheaton Gold Corp.(1)                                      136,375          638,736
Goldcorp, Inc.(2,4)                                              83,420        3,354,318
Goldcorp, Inc.(4)                                                51,610        2,071,410
Golden Minerals Co.(1,4)                                         12,140          237,944
Golden Minerals Co.(1,4)                                          8,848          174,071
Golden Star Resources Ltd.(1)                                    40,190          148,301
Great Basin Gold Ltd.(1,4)                                        1,746            4,603
Great Basin Gold Ltd.(1,4)                                      253,920          675,427
Greystar Resources Ltd.(1)                                       80,231          275,623
Guyana Goldfields, Inc.(1)                                       51,618          445,378
Hana Mining Ltd.(1)                                              74,825          325,050
Hecla Mining Co.(1,2)                                            94,350          849,150
High River Gold Mines Ltd.(1)                                   208,019          263,828
IAMGOLD Corp.(2)                                                182,190        3,465,254
Impala Platinum Holdings Ltd.                                   459,055       13,092,953
International Minerals Corp.(1)                                  68,380          474,600
International Tower Hill Mines Ltd.(1)                           66,284          609,653


                     11 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS CONTINUED
MATERIALS CONTINUED
METALS & MINING CONTINUED
International Tower Hill Mines Ltd., Legend Shares(1)            27,675   $      254,543
Intrepid Mines Ltd.(1)                                           51,108           85,235
Ivanhoe Mines Ltd.(1,2)                                          51,987        1,436,401
Jaguar Mining, Inc.(1,4)                                         83,930          499,548
Jaguar Mining, Inc.(1,4)                                         55,240          329,230
Katanga Mining Ltd.(1)                                           27,526           38,759
Keegan Resources, Inc.(1)                                        23,659          173,895
Kinross Gold Corp.(4)                                           120,630        2,007,283
Kinross Gold Corp.(4)                                           228,840        3,802,764
Kirkland Lake Gold, Inc.(1)                                      44,610          607,660
Lake Shore Gold Corp.(1)                                        411,254        1,519,588
Lake Shore Gold Corp., Legend Shares(1,3)                        93,829          346,699
Lydian International Ltd.(1)                                    189,081          419,194
Lydian International Ltd., Legend Shares(1)                      36,546           81,023
MAG Silver Corp.(1)                                             101,226          981,579
Medusa Mining Ltd.                                               91,700          623,340
Mercator Minerals Ltd.(1)                                       155,958          669,715
Minefinders Corp. Ltd.(1)                                        72,960          706,982
Minera Andes, Inc.(1)                                           173,795          435,637
Nevsun Resources Ltd.(1)                                         90,711          541,720
New Gold, Inc.(1,4)                                             239,730        1,920,043
New Gold, Inc.(1,4)                                              88,960          715,238
New Hana Copper Mining Ltd.(1)                                    3,293            3,453
Newcrest Mining Ltd.                                            114,830        4,295,396
Newmont Mining Corp.(2)                                          35,380        1,948,377
Noront Resources Ltd.(1)                                        122,187           96,398
Northern Dynasty Minerals Ltd.(1,2)                              24,860          456,678
Northgate Minerals Corp.(1)                                      60,527          154,740
NovaGold Resources, Inc.(1,2)                                    89,650        1,191,449
Orezone Gold Corp., Legend Shares(1)                             29,610           99,060
Osisko Mining Corp.(1)                                          175,648        2,334,723
Pan American Silver Corp.(2)                                     30,500        1,000,705
Paramount Gold & Silver Corp.(1)                                 96,360          322,806
Perseus Mining Ltd.(1)                                           91,996          260,716
Petra Diamonds Ltd.(1)                                           57,590          159,593
Petropavlovsk plc                                                51,943          851,184
Premier Gold Mines Ltd.(1)                                      297,024        1,865,762
Primero Mining Corp.(1)                                         102,397          417,217
Quadra FNX Mining Ltd.(1)                                        20,486          276,188
Queenston Mining, Inc.(1)                                        58,459          301,242
Rainy River Resources Ltd.(1)                                   187,121        2,158,334


                     12 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS CONTINUED
MATERIALS CONTINUED
METALS & MINING CONTINUED
Rainy River Resources Ltd., Legend Shares(1,5)                   13,486   $      147,176
Randgold Resources Ltd., ADR                                     45,720        3,497,123
Real Gold Mining Ltd.(1)                                        170,500          258,463
Rio Alto Mining Ltd.(1)                                          30,130           69,506
Rio Tinto plc                                                    98,850        6,824,820
Romarco Minerals, Inc.(1)                                       986,327        1,999,544
Royal Gold, Inc.(2)                                              33,500        1,554,400
Rubicon Minerals Corp.(1)                                       380,040        1,820,392
Sabina Silver Corp.(1)                                           70,878          353,204
San Gold Corp.(1)                                               773,199        2,246,976
Seabridge Gold, Inc.(1,2)                                         1,050           29,568
SEMAFO, Inc.(1)                                                 186,675        1,901,518
Sherritt International Corp.                                     27,323          238,481
Silver Lake Resources Ltd.(1)                                   143,300          270,051
Silver Standard Resources, Inc.(1,2)                             45,780        1,055,687
Silver Wheaton Corp.(1,2)                                        84,650        2,607,220
Tahoe Resources, Inc.(1)                                         54,494          736,854
Timmins Gold Corp.(1)                                            66,822          153,483
Trelawney Mining & Exploration, Inc.(1)                          46,909          140,069
Trelawney Mining & Exploration, Inc., Legend
Shares(1,5)                                                      37,831           96,699
US Gold Corp.(1)                                                125,260          801,664
Vale SA, Sponsored ADR, Preference                              379,020       11,742,040
Ventana Gold Corp.(1)                                            49,078          615,099
Victoria Gold Corp.(1)                                          526,284          483,529
Yamana Gold, Inc.(4)                                            132,465        1,490,868
Yamana Gold, Inc.(4)                                             55,230          624,099
Zhaojin Mining Industry Co. Ltd.                                318,500        1,160,852
                                                                          --------------
                                                                             161,173,630
PAPER & FOREST PRODUCTS--0.0%
AbitibiBowater, Inc.(1)                                           6,113          165,173
TELECOMMUNICATION SERVICES--2.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
AT&T, Inc.                                                      207,158        5,700,988
BT Group plc                                                  2,315,110        6,528,111
PT Telekomunikasi Indonesia Tbk                               2,242,000        1,870,811
Telefonica SA, Sponsored ADR                                    193,530        4,863,409
Verizon Communications, Inc.                                    355,323       12,656,605
                                                                          --------------
                                                                              31,619,924
WIRELESS TELECOMMUNICATION SERVICES--0.8%
America Movil SAB de CV, ADR, Series L                          140,690        8,017,923
China Mobile Ltd.                                               259,500        2,549,518
MTN Group Ltd.                                                  179,031        3,073,352
NII Holdings, Inc.(1)                                            48,960        2,055,341


                     13 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                               Shares          Value
                                                            -----------   --------------
COMMON STOCKS CONTINUED
TELECOMMUNICATION SERVICES CONTINUED
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Philippine Long Distance Telephone Co.                           19,880   $    1,104,195
VimpleCom Ltd., Sponsored ADR                                   145,160        2,009,014
                                                                          --------------
                                                                              18,809,343
UTILITIES--0.9%
ELECTRIC UTILITIES--0.2%
NextEra Energy, Inc.                                             93,677        5,007,972
MULTI-UTILITIES--0.7%
PG&E Corp.                                                      125,642        5,814,712
Public Service Enterprise Group, Inc.                           156,322        5,069,522
Wisconsin Energy Corp.                                          100,589        6,064,511
                                                                          --------------
                                                                              16,948,745
                                                                          --------------
Total Common Stocks (Cost $1,413,734,394)                                  1,578,428,096
PREFERRED STOCKS--0.0%
Ally Financial, Inc., 7%, Non-Vtg.(3) (Cost $510,300)               594          570,834

                                                               Units
                                                            -----------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Kinross Gold Corp. Wts., Strike Price 21.939CAD, Exp.
9/17/14(1) (Cost $0)                                             20,343           75,168

                                                             Principal
                                                               Amount
                                                            -----------
MORTGAGE-BACKED OBLIGATIONS--0.2%
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 1 A2,
4.352%, 3/1/36(6)                                           $   592,273          473,182
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. 2A1, 2.899%, 5/1/34(6)         671,889          623,530
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36               540,117          528,395
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY2, Cl.
1A1, 5.286%, 12/1/36(6)                                       1,443,819        1,118,989
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg.
Asset-Backed Pass-Through Certificates, Series 2007-PA5,
Cl. 1A1, 6.25%, 11/1/37                                         647,163          573,600
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A3, 3.077%, 3/1/36(6)                                          660,200          586,442
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1,
6.129%, 11/1/37(6)                                              728,301          594,899
                                                                          --------------
Total Mortgage-Backed Obligations (Cost $4,407,077)                            4,499,037
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--7.5%
Abitibi-Consolidated Co. of Canada (Escrow), 8.375%
Sr. Unsec. Sub. Nts., 4/1/15(1,7)                               765,000            9,563


                     14 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                             Principal
                                                               Amount         Value
                                                            -----------   --------------

NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Accellent, Inc., 10% Sr. Sub. Nts., 11/1/17(3)              $   290,000   $      286,375
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts.,
8/1/20                                                          455,000          468,650
Affinion Group Holdings, Inc., 11.625% Sr. Nts.,
11/15/15(3)                                                     605,000          626,175
Affinion Group, Inc., 7.875% Sr. Nts., 12/15/18(3)              445,000          434,431
Aflac, Inc., 8.50% Sr. Unsec. Nts., 5/15/19                     921,000        1,139,105
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                   956,000          994,851
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts.,
7/29/15(3,8)                                                  1,432,500        1,423,547
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                         1,014,000        1,012,448
Alere, Inc., 8.625% Sr. Unsec. Sub. Nts., 10/1/18               355,000          370,975
Allegheny Energy Supply Co. LLC, 8.25% Bonds,
4/15/12(3)                                                      498,000          532,260
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16          570,000          589,950
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39              810,000        1,101,568
American Express Bank FSB, 5.55% Sr. Unsec. Nts.,
10/17/12                                                        487,000          520,267
American Seafoods Group LLC, 10.75% Sr. Sub. Nts.,
5/15/16(3)                                                    1,300,000        1,397,500
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17            1,000,000        1,134,814
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18(3)          265,000          283,219
Anheuser-Busch InBev Worldwide, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 1/15/19(3)                                       1,100,000        1,359,255
Antero Resources Finance Corp., 9.375% Sr. Unsec.
Nts., 12/1/17                                                 1,055,000        1,115,663
ANZ National International Ltd., 2.375% Sr. Unsec.
Nts., 12/21/12(3)                                               545,000          553,869
Apache Corp., 5.10% Sr. Unsec. Unsub. Nts., 9/1/40              500,000          459,661
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                550,000          544,042
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                   493,000          576,194
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                   1,088,000        1,123,010
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15              740,000          732,600
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub.
Nts., 9/15/11                                                    69,000           71,372
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                      545,000          595,413
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts.,
1/5/21                                                          590,000          618,401
Barclays Bank plc, 6.278% Perpetual Bonds(9)                    860,000          728,850
BE Aerospace, Inc.:
6.875% Sr. Nts., 10/1/20                                        200,000          208,500
8.50% Sr. Unsec. Nts., 7/1/18                                   330,000          360,525
Beazer Homes USA, Inc., 9.125% Sr. Nts., 5/15/19(3)             975,000          992,063
Berry Plastics Corp., 9.75% Sr. Sec. Nts., 1/15/21(3)         1,335,000        1,401,750
BioMed Realty LP, 6.125% Sr. Unsec. Nts., 4/15/20               530,000          558,969
Biomet, Inc., 10.375% Sr. Unsec. Nts., 10/15/17(8)              250,000          281,250
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec.
Nts., 8/15/19(3)                                              1,610,000        1,680,212
BNP Paribas SA, 5.186% Sub. Perpetual Nts.(3,9)               1,205,000        1,108,600
Brandywine Operating Partnership LP, 5.75% Sr. Unsec.
Unsub. Nts., 4/1/12                                              83,000           85,750
British Telecommunications plc, 9.875% Bonds, 12/15/30          766,000        1,024,013
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts.,
6/15/19                                                         550,000          649,795


                     15 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                             Principal
                                                               Amount         Value
                                                            -----------   --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec.
Bonds, 5/1/40                                               $   232,000   $      236,450
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16(3)          1,195,000        1,239,813
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% Sr. Unsec. Unsub. Nts., 1/15/19                               85,000           86,063
7% Sr. Nts., 1/15/19(3)                                         105,000          106,050
CDW LLC/CDW Finance Corp., 11% Sr. Unsec. Nts.,
10/12/15                                                        445,000          472,256
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                1,170,000        1,122,252
Cequel Communications Holdings I LLC, 8.625% Sr.
Unsec. Nts., 11/15/17(3)                                        325,000          341,656
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15                285,000          296,400
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts.,
5/1/18                                                          515,000          566,500
Chaparral Energy, Inc., 8.875% Sr. Unsec. Nts., 2/1/17          545,000          572,250
Choice Hotels International, Inc., 5.70% Sr. Unsec.
Unsub. Nts., 8/28/20                                            700,000          676,692
Cincinnati Bell, Inc., 8.75% Sr. Unsec. Sub. Nts.,
3/15/18                                                         900,000          866,250
CIT Group, Inc., 7% Sr. Sec. Bonds, 5/1/17                      500,000          505,625
Citigroup, Inc., 6.875% Sr. Unsec. Bonds, 3/5/38              2,200,000        2,358,712
CNS Financial Corp., 5.875% Sr. Unsec. Unsub. Bonds,
8/15/20                                                       1,428,000        1,434,402
Comcast Corp., 6.40% Sr. Unsec. Nts., 3/1/40                    550,000          572,608
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14           538,000          597,180
Credit Suisse Guernsey Ltd., 5.86% Jr. Sub. Perpetual
Nts.(9)                                                         630,000          601,650
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts.,
10/15/20                                                      1,835,000        1,775,363
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                       435,000          421,584
CVS Caremark Corp., 6.125% Sr. Unsec. Unsub. Nts.,
9/15/39                                                         437,000          452,633
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31          840,000        1,098,300
Diageo Capital plc, 5.875% Unsec. Unsub. Bonds, 9/30/36         550,000          577,226
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6% Sr. Unsec. Nts., 8/15/40                                     362,000          355,313
7.625% Sr. Unsec. Unsub. Nts., 5/15/16                        1,100,000        1,222,340
DJO Finance LLC/DJO Finance Corp., 9.75% Sr. Sub. Nts.,
10/15/17(3)                                                     255,000          268,388
DynCorp International, Inc., 10.375% Sr. Unsec. Nts.,
7/1/17(3)                                                       640,000          664,000
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18(3)             1,060,000        1,054,700
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15               430,000          391,300
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17            1,200,000          990,000
Energy Future Holdings Corp., 10% Sr. Sec. Nts.,
1/15/20(3)                                                      325,000          345,359
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub.
Nts., 8/1/12                                                    225,000          238,008
Enterprise Products Operating LLP, 7.50% Sr. Unsec.
Unsub. Nts., 2/1/11                                             135,000          135,000
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16(3)        1,100,000        1,182,500
Exelon Generation Co. LLC, 6.25% Sr. Unsec. Nts.,
10/1/39                                                         550,000          541,582
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21        1,273,000        1,259,678
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18                    910,000          974,838
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts.,
4/15/37                                                       1,218,000        1,202,775
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts.,
8/15/39                                                         800,000          769,276


                     16 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                             Principal
                                                               Amount         Value
                                                            -----------   --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Florida Gas Transmission Co., 7% Sr. Unsec. Nts.,
7/17/12(3)                                                  $   423,000   $      452,901
Foresight Energy LLC, 9.625% Sr. Unsec. Nts.,
8/15/17(3)                                                      300,000          322,875
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts.,
6/15/14                                                         525,000          579,317
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts.,
4/1/17                                                        1,000,000        1,116,358
Freescale Semiconductor, Inc., 10.75% Sr. Unsec. Nts.,
8/1/20(3)                                                       340,000          387,600
Frontier Communications Corp., 8.25% Sr. Unsec. Nts.,
4/15/17                                                         543,000          610,875
FTI Consulting, Inc., 6.75% Sr. Nts., 10/1/20(3)                571,000          571,000
General Electric Capital Corp.:
5.25% Sr. Unsec. Nts., 10/19/12(10)                             500,000          533,539
6.375% Unsec. Sub., Bonds, 11/15/67                           2,026,000        2,053,858
GenOn Escrow Corp.:
9.50% Sr. Unsec. Nts., 10/15/18(3)                              505,000          530,881
9.875% Sr. Nts., 10/15/20(3)                                    505,000          531,513
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub.
Nts., 9/1/18                                                    275,000          308,344
Genworth Financial, Inc., 7.20% Nts., 2/15/21                   650,000          664,152
Glen Meadow Pass-Through Trust, 6.505% Bonds,
2/12/67(3,6)                                                    680,000          589,900
Global Geophysical Services, Inc., 10.50% Sr. Unsec.
Nts., 5/1/17                                                    885,000          920,400
Goldman Sachs Group, Inc. (The), 6.25% Sr. Nts., 2/1/41       1,290,000        1,306,645
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec.
Unsub. Nts., 8/15/20                                          1,000,000        1,052,500
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15          1,800,000        1,858,500
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub.
Nts., 8/15/13(2)                                                595,000          604,564
Grifols SA/Giant Funding Corp., 8.25% Sr. Nts., 2/1/18(3)       105,000          109,331
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts.,
8/15/12(3)                                                      520,000          550,687
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts.,
12/15/18                                                      1,555,000        1,418,938
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                 1,160,000        1,212,923
Hartford Financial Services Group, Inc. (The), 5.25%
Sr. Unsec. Nts., 10/15/11                                       164,000          168,629
Hawker Beechcraft Acquisition Co. LLC, 8.50% Sr.
Unsec. Nts., 4/1/15                                           1,500,000        1,106,250
HCA, Inc., 6.375% Nts., 1/15/15                                 275,000          281,531
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18(3)                 670,000          711,875
Hospira, Inc., 5.60% Sr. Unsec. Unsub. Nts., 9/15/40            665,000          635,838
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(6)       2,380,000        2,305,625
Huntington BancShares, Inc., 7% Sub. Nts., 12/15/20           1,144,000        1,226,965
Huntsman International LLC, 8.625% Sr. Sub. Nts.,
3/15/21(3)                                                      100,000          110,500
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts.,
8/15/15(3)                                                    1,215,000        1,272,325
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(9)       1,041,000          910,875
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 2/4/17         1,250,000        1,409,375
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18(5)              125,000          137,813
International Lease Finance Corp.:
7.125% Sr. Sec. Nts., 9/1/18(3)                                 945,000        1,022,963
8.75% Sr. Unsec. Unsub. Nts., 3/15/17(3)                        505,000          566,863


                     17 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                             Principal
                                                               Amount         Value
                                                            -----------   --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
8.875% Sr. Unsec. Nts., 9/1/17                              $   100,000   $      111,875
Interpublic Group of Cos., Inc. (The), 10% Sr. Unsec.
Nts., 7/15/17                                                   505,000          603,475
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16                320,000          352,000
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                  600,000          585,000
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series
1(9)                                                          2,850,000        3,082,309
Kinder Morgan Energy Partners LP, 6.50% Sr. Unsec.
Unsub. Nts., 9/1/39                                             822,000          844,160
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18               1,068,000        1,181,191
Kraft Foods, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40         550,000          590,359
Laboratory Corp. of America Holdings, 4.625% Nts.,
11/15/20                                                        486,000          485,593
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                503,000          584,738
Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub. Nts.,
11/1/14                                                         360,000          366,300
Liberty Property LP, 7.25% Sr. Unsec. Unsub. Nts.,
3/15/11                                                         165,000          166,162
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds,
4/20/67                                                       1,800,000        1,732,500
Linn Energy LLC, 8.625% Sr. Unsec. Nts., 4/15/20(3)             515,000          566,500
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(3)       1,244,000        1,162,870
Lorillard Tobacco Co., 6.875% Sr. Unsec. Nts., 5/1/20           550,000          550,292
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts.,
1/15/12                                                          64,000           66,169
Macquarie Group Ltd., 4.875% Sr. Unsec. Nts.,
8/10/17(3)                                                    1,600,000        1,580,226
Manulife Financial Corp., 4.90% Sr. Unsec. Unsub.
Nts., 9/17/20                                                 1,409,000        1,385,074
Marathon Petroleum Corp., 6.50% Sr. Unsec. Nts.,
3/1/41(3,11)                                                  1,045,000        1,036,027
Marriott International, Inc., 6.20% Sr. Unsec. Unsub.
Nts., 6/15/16                                                   206,000          226,009
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13                                 147,000          158,820
6.125% Sr. Unsec. Nts., 6/15/11                                 155,000          157,757
MedAssets, Inc., 8% Sr. Nts., 11/15/18(3)                       315,000          327,600
Mercer International, Inc., 9.50% Sr. Unsec. Nts.,
12/1/17(3)                                                      800,000          844,000
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds,
5/14/38                                                       1,775,000        1,931,685
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts.,
11/15/20                                                        960,000          928,800
Mohegan Tribal Gaming Authority:
6.875% Sr. Unsec. Sub. Nts., 2/15/15                            454,000          324,610
8% Sr. Sub. Nts., 4/1/12                                      2,355,000        2,007,638
Momentive Performance Materials, Inc., 11.50% Sr.
Unsec. Sub. Nts., 12/1/16                                       835,000          908,063
Morgan Stanley, 5.95% Sr. Unsec. Nts., Series F,
12/28/17                                                      3,210,000        3,405,832
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                     510,000          536,617
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18(3)                     225,000          243,281
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15(3)          800,000          852,000
Mylan, Inc., 6% Sr. Nts., 11/15/18(3)                           710,000          727,750
Nationstar Mortgage LLC/Nationstar Capital Corp.,
10.875% Sr. Nts., 4/1/15(3)                                     720,000          727,200
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14                  710,000          715,325
Newport Television LLC/NTV Finance Corp., 12.444% Sr.
Nts., 3/15/17(5,8)                                              550,000          519,750


                     18 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                             Principal
                                                               Amount         Value
                                                            -----------   --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
News America, Inc., 6.65% Sr. Unsec. Unsub. Nts.,
11/15/37                                                    $   632,000   $      685,890
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37             559,000          535,269
NiSource Finance Corp., 6.125% Sr. Unsec. Nts., 3/1/22        1,076,000        1,189,057
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts., 3/4/20            977,000        1,044,693
Northeast Utilities, 7.25% Sr. Unsec. Nts., 4/1/12              576,000          613,653
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15                                  375,000          328,125
10.50% Sr. Unsec. Unsub. Nts., 11/15/15                         330,000          341,550
Oncor Electric Delivery Co., 7% Debs., 9/1/22                 1,355,000        1,609,247
ONEOK Partners LP, 7.10% Sr. Unsec. Nts., 3/15/11               246,000          247,839
PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts.,
7/15/15                                                         335,000          352,588
PartnerRe Finance B LLC, 5.50% Sr. Unsec. Nts., 6/1/20          542,000          543,484
PHI, Inc., 8.625% Sr. Unsec. Nts., 10/15/18                   1,015,000        1,055,600
Pinafore LLC/Pinafore, Inc., 9% Sr. Sec. Nts.,
10/1/18(3)                                                    1,015,000        1,125,381
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19(3)             265,000          273,613
Potash Corp., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40            389,000          389,470
Precision Drilling Corp., 6.625% Sr. Unsec. Nts.,
11/15/20(3)                                                     800,000          829,000
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub.
Nts., 9/17/12                                                   544,000          564,498
Quest Diagnostic, Inc., 5.75% Sr. Unsec. Nts., 1/30/40        1,203,000        1,135,939
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15           1,155,000        1,334,025
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts.,
1/15/12                                                         160,000          163,602
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19         541,000          597,805
Realogy Corp., 11.50% Sr. Unsec. Nts., 4/15/17(3)             1,200,000        1,297,500
RenRe North America Holdings, Inc., 5.75% Sr. Unsec.
Nts., 3/15/20                                                   590,000          597,428
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts.,
8/15/11                                                         139,000          142,940
Rhodia SA, 6.875% Sr. Nts., 9/15/20(3)                          495,000          507,375
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
8.625% Sr. Sec. Nts., 12/1/17(3)                                380,000          401,850
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17(2)                 818,000          839,296
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%
Sr. Unsec. Nts., 2/1/21(3)                                      105,000          107,888
SandRidge Energy, Inc., 9.875% Sr. Unsec. Nts.,
5/15/16(3)                                                      495,000          544,500
Seagate HDD Cayman, 6.875% Sr. Unsec. Nts., 5/1/20(3)           940,000          911,800
Sealed Air Corp.:
6.875% Sr. Unsec. Bonds., 7/15/33(3)                            380,000          355,740
7.875% Sr. Nts., 6/15/17                                        730,000          816,766
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15     1,200,000        1,230,000
Sequa Corp., 11.75% Sr. Unsec. Nts., 12/1/15(3)                 625,000          684,375
Service Corp. International, 6.75% Sr. Unsec. Nts.,
4/1/15                                                          560,000          590,800
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts.,
3/1/12                                                          555,000          569,106
SLM Corp., 6.25% Sr. Nts., 1/25/16                              587,000          588,726
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                    1,400,000        1,267,000
Southern States Cooperative, Inc., 11.25% Sr. Nts.,
5/15/15(5)                                                      855,000          927,675
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18               1,050,000        1,200,938
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17(3)                    525,000          567,000


                     19 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                             Principal
                                                               Amount         Value
                                                            -----------   --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11         $   235,000   $      237,598
Swiss Re Capital I LP, 6.854% Perpetual Bonds(3,9)            1,065,000        1,047,135
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20         1,571,000        1,466,206
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub.
Nts., 12/1/12                                                   570,000          583,602
Telcordia Technologies, Inc., 11% Sr. Sec. Nts.,
5/1/18(3)                                                       355,000          388,725
Telecom Italia Capital SA, 7.175% Sr. Unsec. Unsub.
Nts., 6/18/19                                                   550,000          596,108
Telefonica Emisiones SAU, 5.134% Sr. Unsec. Unsub.
Nts., 4/27/20                                                   550,000          546,882
Telus Corp., 8% Nts., 6/1/11                                     70,000           71,653
Texas Competitive Electric Holdings Co. LLC, 10.25%
Sr. Unsec. Nts., Series A, 11/1/15                              850,000          527,000
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(3)          815,000        1,044,869
Thermadyne Holdings Corp., 9% Sr. Sec. Nts.,
12/15/17(3)                                                     175,000          185,500
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17         1,100,000        1,188,000
Time Warner Cable, Inc., 5.875% Sr. Unsec. Unsub.
Nts., 11/15/40                                                  620,000          595,467
Time Warner, Inc., 4.70% Sr. Unsec. Nts., 1/15/21               556,000          564,337
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr.
Sec. Nts., 7/15/15(3)                                           305,000          340,075
Tower Automotive Holdings USA LLC/TA Holdings Finance,
Inc., 10.625% Sr. Sec. Nts., 9/1/17(5)                          622,000          676,425
TransUnion LLC/TransUnion Financing Corp., 11.375% Sr.
Unsec. Nts., 6/15/18(3)                                          90,000          104,850
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16            600,000          580,500
Tyco International Ltd./Tyco International Finance SA,
6.875% Sr. Unsec. Unsub. Nts., 1/15/21                          850,000        1,011,894
United Maritime Group LLC, 11.75% Sr. Sec. Nts.,
6/15/15                                                       1,250,000        1,256,250
United Rentals North America, Inc., 8.375% Sr. Unsec.
Sub. Nts., 9/15/20                                              155,000          162,750
Valeant Pharmaceuticals International, Inc., 6.875% Sr.
Unsec. Nts., 12/1/18(3)                                         265,000          273,613
Vanguard Health Holding Co. II LLC/Vanguard Holding Co.
II, Inc., 8% Sr. Nts., 2/1/18                                   200,000          206,500
Vantage Drilling Co., 11.50% Sr. Sec. Nts., 8/1/15(3)           860,000          961,050
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts.,
2/15/38                                                         983,000        1,052,314
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                  700,000          817,095
Virgin Media Secured Finance plc, 6.50% Sr. Sec. Nts.,
1/15/18                                                         520,000          553,800
Visant Corp., 10% Sr. Unsec. Nts., 10/1/17                      200,000          213,000
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts.,
6/15/13(5,6)                                                    765,000          784,125
Warner Chilcott Co. LLC, 7.75% Sr. Nts., 9/15/18(3)             330,000          344,850
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec.
Unsub. Nts., 10/1/12(3)                                         260,000          275,927
Weatherford International Ltd., 6.50% Sr. Unsec.
Bonds, 8/1/36                                                   865,000          885,142
Weatherford International Ltd. Bermuda, 5.125% Sr.
Unsec. Unsub. Nts., 9/15/20                                     815,000          822,972


                     20 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                             Principal
                                                               Amount         Value
                                                            -----------   --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds,
Series K(9)                                                 $   782,000   $      840,650
West Corp., 7.875% Sr. Nts., 1/15/19(3)                         425,000          442,000
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15(3)       1,240,000        1,153,200
Whirlpool Corp., 8% Sr. Unsec. Nts., 5/1/12                     445,000          477,662
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts.,
2/15/18(3)                                                      410,000          425,375
WMG Holdings Corp., 9.50% Sr. Unsec. Nts., 12/15/14           1,800,000        1,824,750
Woodside Finance Ltd., 4.50% Nts., 11/10/14(3)                1,314,000        1,392,367
                                                                          --------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $174,151,020)                                                          176,490,261
LOAN PARTICIPATIONS--0.0%
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd
Lien Term Loan, Tranche B, 10/19/15(8,11)(,14)                  625,000          407,292
Polymer Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 0.75%, 10/4/11(6)                                  1,050,000               --
                                                                          --------------
Total Loan Participations (Cost $375,000)                                        407,292

                                                              SHARES
                                                            -----------
STRUCTURED SECURITIES--0.0%
UBS AG, Vietnam Dairy Products JSC Equity Linked Nts.(3)
(Cost $64,733)                                                   14,000           63,544

                                 Expiration     Strike
                                    Date         Price      Contracts
                                 ----------   ----------   -----------
OPTIONS PURCHASED--1.6%
KOSPI2 200 Index Put(1)            8/19/11    $  187.948   527,853,821      390,015
KOSPI2 200 Index Put(1)            8/19/11    $  188.252         5,255      332,747
Standard & Poor's 500
Index (The) Call(1)                8/18/11    $1,145.550       201,650   32,445,844
U.S. Treasury Nts.
Futures, 10 yr., 6/21/11
Call(1)                            5/20/11    $  125.000         9,500    3,710,938
                                                                         ----------
Total Options Purchased
(Cost $6,808,793)                                                        36,879,544

                                                        Shares
                                                      ----------
INVESTMENT COMPANIES--19.6%
iShares MSCI Emerging Markets Index                      757,594       34,705,381
Oppenheimer Institutional Money Market Fund, Cl. E,
0.20%(12,13)                                          21,518,672       21,518,672
Oppenheimer Master Event-Linked Bond Fund, LLC(12)     4,933,313       55,965,515
Oppenheimer Master Loan Fund, LLC(12)                 29,560,905      348,297,901
                                                                   --------------
Total Investment Companies (Cost $446,177,505)                        460,487,469
TOTAL INVESTMENTS, AT VALUE (COST $2,046,228,822)           95.9%   2,257,901,245
Other Assets Net of Liabilities                              4.1       96,533,513
                                                      ----------   --------------
Net Assets                                                 100.0%  $2,354,434,758
                                                      ==========   ==============

Footnotes to Statement of Investments

Strike price is reported in U.S. Dollars, except for those denoted in the following currency:


                     21 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund
STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

CAD Canadian Dollar

(1.) Non-income producing security.

(2.) All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $51,519,508 or 2.19% of the Fund's net assets as of January 31, 2011.

(4.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(5.) Restricted security. The aggregate value of restricted securities as of January 31, 2011 was $3,326,647, which represents 0.14% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                  UNREALIZED
                                                      ACQUISITION                                APPRECIATION
SECURITY                                                 DATES           COST         VALUE     (DEPRECIATION)
--------                                            ---------------   ----------   ----------   --------------
Detour Gold Corp., Legend Shares                           11/22/10   $   43,632   $   36,984      $ (6,648)
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18             8/23/10      131,035      137,813         6,778
Newport Television LLC/NTV Finance Corp., 12.444%
   Sr. Nts., 3/15/17                                11/1/10-11/2/10      503,989      519,750        15,761
Rainy River Resources Ltd., Legend Shares                  12/22/10      168,218      147,176       (21,042)
Southern States Cooperative, Inc., 11.25% Sr.
   Nts., 5/15/15                                    9/22/10-9/23/10      908,979      927,675        18,696
Tower Automotive Holdings USA LLC/TA Holdings
   Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17             8/19/10      607,123      676,425        69,302
Trelawney Mining & Exploration, Inc., Legend
   Shares                                                  11/29/10       81,708       96,699        14,991
Wallace Theater Holdings, Inc., 12.50% Sr. Sec.
   Nts., 6/15/13                                    9/30/10-10/6/10      777,430      784,125         6,695
                                                                      ----------   ----------      --------
                                                                      $3,222,114   $3,326,647      $104,533
                                                                      ==========   ==========      ========

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Issue is in default. See accompanying Notes.

(8.) Interest or dividend is paid-in-kind, when applicable.

(9.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(10.) All or a portion of the security position is held in collateral accounts to cover the Fund's obligations under certain derivative contracts. The aggregate market value of such securities is $277,440. See accompanying Notes.

(11.) When-issued security or delayed delivery to be delivered and settled after January 31, 2011. See accompanying Notes.

(12.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                            SHARES                                    SHARES
                                         OCTOBER 29,      GROSS          GROSS     JANUARY 31,
                                           2010(a)      ADDITIONS     REDUCTIONS       2011
                                         -----------   -----------   -----------   -----------
Oppenheimer Institutional Money Market
   Fund, Cl. E                            35,934,221   253,176,333   267,591,882    21,518,672
Oppenheimer Master Event-Linked Bond
   Fund, LLC                               1,383,365     3,549,948            --     4,933,313
Oppenheimer Master Loan Fund, LLC         29,560,905            --            --    29,560,905

                                                                        REALIZED
                                             VALUE        INCOME      GAIN (LOSS)
                                         ------------   ----------    -----------
Oppenheimer Institutional Money Market   $ 21,518,672   $   11,389    $      --
   Fund, Cl. E
Oppenheimer Master Event-Linked Bond
   Fund, LLC                               55,965,515      670,770(b)   265,407(b)
Oppenheimer Master Loan Fund, LLC         348,297,901    7,513,993(c)  (457,129)(c)
                                         ------------   ----------    ---------
                                         $425,782,088   $8,196,152    $(191,722)
                                         ============   ==========    =========

(a.) October 29, 2010 represents the last business day of the Fund's 2010 fiscal year.

(b.) Represents the amount allocated to the Fund from Oppenheimer Master
     Event-Linked Bond Fund, LLC.

(c.) Represents the amount allocated to the Fund from Oppenheimer Master Loan
     Fund, LLC.

(13.) Rate shown is the 7-day yield as of January 31, 2011.


                    22 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund
STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

(14.) This Senior Loan will settle after January 31, 2011, at which time the interest will be determined.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of January 31, 2011 based on valuation input level:

                                                               LEVEL 2--
                                                                 OTHER        LEVEL 3--
                                               LEVEL 1--      SIGNIFICANT    SIGNIFICANT
                                              UNADJUSTED      OBSERVABLE    UNOBSERVABLE
                                             QUOTED PRICES      INPUTS         INPUTS           VALUE
                                            --------------   ------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                   $  189,418,236   $    798,818    $       --    $  190,217,054
   Consumer Staples                            151,856,353      2,233,049       215,079       154,304,481
   Energy                                      141,961,489     13,857,801            --       155,819,290
   Financials                                  150,908,399      6,299,285     2,116,449       159,324,133
   Health Care                                 146,351,047      2,563,016            --       148,914,063
   Industrials                                 214,924,585      1,630,725            --       216,555,310
   Information Technology                      257,512,432     26,281,170            --       283,793,602
   Materials                                   160,725,137     36,389,042            --       197,114,179
   Telecommunication Services                   40,827,804      9,601,463            --        50,429,267
   Utilities                                    21,956,717             --            --        21,956,717
Preferred Stocks                                        --        570,834            --           570,834
Rights, Warrants and Certificates                   75,168             --            --            75,168
Mortgage-Backed Obligations                             --      4,499,037            --         4,499,037
Non-Convertible Corporate Bonds and Notes               --    176,490,261            --       176,490,261
Loan Participations                                     --        407,292            --           407,292
Structured Securities                                   --         63,544            --            63,544
Options Purchased                                3,710,938     33,168,606            --        36,879,544
Investment Companies                           460,487,469             --            --       460,487,469
                                            --------------   ------------    ----------    --------------
Total Investments, at Value                  1,940,715,774    314,853,943     2,331,528     2,257,901,245
                                            --------------   ------------    ----------    --------------
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                     --         73,276            --            73,276
Futures margins                                     52,026             --            --            52,026
                                            --------------   ------------    ----------    --------------
Total Assets                                $1,940,767,800   $314,927,219    $2,331,528    $2,258,026,547
                                            --------------   ------------    ----------    --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts         $           --   $   (149,842)   $       --    $     (149,842)
Futures margins                                    (28,181)            --            --           (28,181)
Appreciated options written, at value             (208,861)            --            --          (208,861)
Depreciated options written, at value             (279,504)    (2,221,758)           --        (2,501,262)
                                            --------------   ------------    ----------    --------------
Total Liabilities                           $     (516,546)  $ (2,371,600)   $       --    $   (2,888,146)
                                            --------------   ------------    ----------    --------------


                    23 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund
STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                                 TRANSFERS      TRANSFERS      TRANSFERS      TRANSFERS     TRANSFERS
                                    INTO          OUT OF          INTO         OUT OF         INTO
                                 LEVEL 1(a)   LEVEL 1(b, c)    LEVEL 2(b)    LEVEL 2(a)    LEVEL 3(c)
                                -----------   -------------   -----------   ------------   ----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $ 1,819,828   $ (1,754,345)   $ 1,754,345   $ (1,819,828)  $       --
   Consumer Staples               2,975,054       (497,227)            --     (2,975,054)     497,227
   Energy                                --     (9,021,168)     9,021,168             --           --
   Financials                     7,791,629    (10,218,776)     4,995,352     (7,791,629)   5,223,424
   Health Care                    4,120,413     (2,881,705)     2,881,705     (4,120,413)          --
   Industrials                   21,325,665             --             --    (21,325,665)          --
   Information Technology        29,178,888    (20,461,150)    20,461,150    (29,178,888)          --
   Materials                             --    (30,097,340)    30,097,340             --           --
   Telecommunication Services     4,809,821    (12,773,014)    12,773,014     (4,809,821)          --
   Utilities                             --             --             --             --           --
                                -----------   ------------    -----------   ------------   ----------
Total Assets                    $72,021,298   $(87,704,725)   $81,984,074   $(72,021,298)  $5,720,651
                                ===========   ============    ===========   ============   ==========

(a.) Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

(b.) Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

(C.) Transferred from Level 1 to Level 3 because of the absence of a quoted market price due to the closing of the related exchange.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JANUARY 31, 2011 ARE AS FOLLOWS:

COUNTERPARTY/CONTRACT                     CONTRACT AMOUNT   EXPIRATION                 UNREALIZED     UNREALIZED
DESCRIPTION                    BUY/SELL       (000'S)          DATE         VALUE     APPRECIATION   DEPRECIATION
---------------------          --------   ---------------   ----------   ----------   ------------   ------------
BANC OF AMERICA
Argentine Peso (ARP)                Buy       2,465 ARP       3/29/11    $  607,355      $12,663       $     --
BANK OF NEW YORK (THE)
Swedish Krona (SEK)                Sell       3,816 SEK        2/2/11       591,694           --          7,030
BARCLAY'S CAPITAL:
British Pound Sterling (GBP)        Buy          72 GBP        2/1/11       114,542          645             --
Euro (EUR)                          Buy           6 EUR        2/2/11         8,255           45             --
                                                                                         -------       --------
                                                                                             690             --
                                                                                         -------       --------
BROWN BROTHERS HARRIMAN
Canadian Dollar (CAD)               Buy           2 CAD        2/1/11         2,386           --             15


                    24 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund
STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

CREDIT SUISSE
Polish Zloty (PLZ)                  Buy         350 PLZ        2/2/11       121,902          824             --
DEUTSCHE BANK CAPITAL CORP.:
British Pound Sterling (GBP)        Buy         206 GBP        2/2/11       330,110        3,227             --
British Pound Sterling (GBP)       Sell         109 GBP        2/2/11       173,904           --          1,701
Hong Kong Dollar (HKD)              Buy       1,215 HKD        2/1/11       155,818           --            119
                                                                                         -------       --------
                                                                                           3,227          1,820
                                                                                         -------       --------
GOLDMAN SACHS EM:
Mexican Nuevo Peso (MXN)            Buy      38,805 MXN       2/16/11     3,194,761       46,665             --
Mexican Nuevo Peso (MXN)           Sell      38,805 MXN       2/16/11     3,194,761           --        106,936
                                                                                         -------       --------
                                                                                          46,665        106,936
                                                                                         -------       --------
JP MORGAN EM
Argentine Peso (ARP)               Sell       2,465 ARP       3/29/11       607,355           --          1,704
NOMURA SECURITIES
Polish Zloty (PLZ)                 Sell       2,540 PLZ        2/2/11       884,663           --         31,784
RBS GREENWICH CAPITAL
Euro (EUR)                          Buy           2 EUR        2/1/11         2,493           --              8
STANDARD NY EM
South African Rand (ZAR)            Buy       6,990 ZAR        2/1/11       972,217        4,958             --
STATE STREET:
Polish Zloty (PLZ)                  Buy       2,190 PLZ        2/2/11       762,761           --            545
South African Rand (ZAR)           Sell       6,990 ZAR        2/1/11       972,217        4,249             --
                                                                                         -------       --------
                                                                                           4,249            545
                                                                                         -------       --------
Total unrealized appreciation and depreciation                                           $73,276       $149,842
                                                                                         =======       ========

FUTURES CONTRACTS AS OF JANUARY 31, 2011 ARE AS FOLLOWS:

                                                                                       UNREALIZED
                                              NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION               BUY/SELL   CONTRACTS      DATE         VALUE      (DEPRECIATION)
--------------------               --------   ---------   ----------   -----------   --------------
U.S. Treasury Long Bonds, 20 yr.     Sell         57        3/22/11    $ 6,875,625      $ 32,001
U.S. Treasury Nts., 2 yr.             Buy         90        3/31/11     19,726,875        (4,938)
U.S. Treasury Nts., 5 yr.            Sell         74        3/31/11      8,762,641        80,272
U.S. Treasury Nts., 10 yr.            Buy         57        3/22/11      6,885,422        26,279
                                                                                        --------
                                                                                        $133,614
                                                                                        ========

WRITTEN OPTIONS AS OF JANUARY 31, 2011 ARE AS FOLLOWS:

                                                                                                              UNREALIZED
                                               NUMBER OF   EXERCISE   EXPIRATION   PREMIUMS                  APPRECIATION/
DESCRIPTION                             TYPE   CONTRACTS     PRICE       DATE      RECEIVED      VALUE      (DEPRECIATION)
-----------                             ----   ---------   --------   ----------   --------   -----------   --------------
Agnico-Eagle Mines Ltd.                 Call         55     $ 90.00     2/21/11    $  8,348   $      (275)   $     8,073
Agnico-Eagle Mines Ltd.                 Call         27       95.00     2/21/11       4,038            --          4,038
Agnico-Eagle Mines Ltd.                  Put         48       60.00     5/23/11       7,779        (9,264)        (1,485)
Agnico-Eagle Mines Ltd.                  Put         43       70.00     2/21/11       7,676       (13,975)        (6,299)
Agnico-Eagle Mines Ltd.                  Put         28       55.00     2/21/11       2,786          (308)         2,478
Alamos Gold, Inc.                       Call         99       21.00     7/18/11       9,079        (3,460)         5,619
Alamos Gold, Inc.                       Call         97       22.00     4/18/11      10,100          (484)         9,616
Alamos Gold, Inc.                       Call         55       20.00     4/18/11       5,203          (824)         4,379
Alamos Gold, Inc.                        Put         48       17.00     7/18/11       6,049       (13,422)        (7,373)
Alamos Gold, Inc.                        Put         47       17.00     4/18/11       4,783       (10,561)        (5,778)
Alamos Gold, Inc.                        Put         27       16.00     4/18/11       3,149        (4,314)        (1,165)


                    25 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund
STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

Allied Nevada Gold Corp.                 Put         33       21.00     4/18/11       3,753        (1,219)         2,534
AngloGold Ashanti Ltd., Sponsored ADR   Call         55       50.00     7/18/11       8,909        (7,150)         1,759
AngloGold Ashanti Ltd., Sponsored ADR   Call         21       55.00     4/18/11       3,717          (210)         3,507
Barrick Gold Corp.                      Call         56       60.00     4/18/11       5,638          (840)         4,798
Barrick Gold Corp.                      Call         28       55.00     4/18/11       4,877        (1,456)         3,421
Barrick Gold Corp.                       Put         27       40.00     4/18/11       3,592        (1,350)         2,242
Cameco Corp.                            Call         49       45.00     6/20/11       7,475        (9,065)        (1,590)
Centerra Gold, Inc.                     Call         97       25.00     7/18/11      11,217        (1,453)         9,764
Centerra Gold, Inc.                     Call         54       21.00     4/18/11       5,479          (539)         4,940
Cliffs Natural Resources, Inc.           Put         27       45.00     4/18/11       5,356          (135)         5,221
Coeur d'Alene Mines Corp.               Call        109       31.00     6/20/11      12,751        (9,810)         2,941
Coeur d'Alene Mines Corp.               Call         99       31.00     3/21/11      10,591          (990)         9,601
Coeur d'Alene Mines Corp.                Put         92       20.00     6/20/11      10,433       (13,800)        (3,367)
Coeur d'Alene Mines Corp.                Put         56       17.00     3/21/11       5,409          (560)         4,849
Coeur d'Alene Mines Corp.                Put         53       18.00     6/20/11       6,027        (5,035)           992
Companhia de Minas Buenaventura SA,
Sponsored ADR                            Put        109       35.00     9/19/11      19,318       (26,160)        (6,842)
Detour Gold Corp.                        Put         47       26.00     4/18/11       5,868        (9,153)        (3,285)
Detour Gold Corp.                        Put         27       25.00     4/18/11       3,727        (4,045)          (318)
Eldorado Gold Corp.                     Call         98       21.00     7/18/11       9,700        (4,410)         5,290
Eldorado Gold Corp.                     Call         54       20.00     2/21/11       6,120            --          6,120
Eldorado Gold Corp.                      Put         54       16.00     4/18/11       6,252        (5,400)           852
Eldorado Gold Corp.                      Put         29       15.00     4/18/11       3,170        (2,030)         1,140
European Goldfields Ltd.                 Put         28       12.00     4/18/11       3,628          (839)         2,789
First Quantum Minerals Ltd.             Call         49      135.00     4/18/11      12,970       (15,659)        (2,689)
FMC Corp.                                Put         28       55.00     4/18/11       4,693          (140)         4,553
Franco-Nevada Corp.                     Call         98       36.00     7/18/11      12,234          (979)        11,255
Franco-Nevada Corp.                     Call         94       34.00     4/18/11      12,831          (469)        12,362
Franco-Nevada Corp.                     Call         48       38.00     7/18/11       4,446          (336)         4,110
Franco-Nevada Corp.                     Call         28       38.00     4/18/11       3,488            --          3,488
Fronteer Gold, Inc.                      Put         75        7.50     3/21/11       7,424        (1,125)         6,299
Gold Fields Ltd., Sponsored ADR         Call         28       16.00     4/18/11       2,978        (2,240)           738
Gold Resource Corp.                     Call         51       35.00     6/20/11       6,604        (3,315)         3,289
Goldcorp, Inc.                          Call         97       55.00     7/18/11      11,702        (3,007)         8,695
Goldcorp, Inc.                          Call         55       55.00     4/18/11       7,055          (330)         6,725
Harmony Gold Mining Co. Ltd.,
   Sponsored ADR                         Put         47       12.00     5/23/11       4,679        (7,050)        (2,371)
Hecla Mining Co.                        Call         95       12.00     3/21/11       9,497        (1,045)         8,452
IAMGOLD Corp.                           Call        100       20.00     6/20/11      11,770       (19,000)        (7,230)
IAMGOLD Corp.                            Put         99       15.00     3/21/11       9,649          (693)         8,956
Ivanhoe Mines Ltd.                      Call        170       32.00     6/20/11      20,953       (18,700)         2,253
Ivanhoe Mines Ltd.                       Put         96       22.00     3/21/11      10,968          (480)        10,488
Ivanhoe Mines Ltd.                       Put         51       20.00     3/21/11       5,456            --          5,456
Ivanhoe Mines Ltd.                       Put         50       19.00     6/20/11       7,099        (1,250)         5,849
Kinross Gold Corp.                       Put        108       16.00     8/22/11      14,470       (15,228)          (758)
Kinross Gold Corp.                       Put         93       17.00     5/23/11      11,451       (13,485)        (2,034)
Kinross Gold Corp.                       Put         61       17.00     2/21/11       7,136        (4,880)         2,256
New Gold, Inc.                           Put        161        7.00     8/22/11      14,700       (12,075)         2,625
Newmont Mining Corp.                    Call         98       70.00     6/20/11      10,216        (4,900)         5,316


                    26 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund
STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

Newmont Mining Corp.                     Put         28       50.00     3/21/11       4,004        (2,240)         1,764
Northern Dynasty Minerals Ltd.          Call        100       20.00     5/23/11      10,537       (19,500)        (8,963)
Northern Dynasty Minerals Ltd.          Call         97       22.50     5/23/11      13,814       (10,670)         3,144
NovaGold Resources, Inc.                Call         95       16.00     3/21/11       9,691        (3,325)         6,366
NovaGold Resources, Inc.                 Put         82        9.00     3/21/11       8,906          (820)         8,086
Osisko Mining Corp.                      Put         97       13.00     7/18/11       9,289       (13,077)        (3,788)
Osisko Mining Corp.                      Put         29       12.00     4/18/11       3,284        (1,303)         1,981
Pan American Silver Corp.               Call         97       55.00     7/18/11      10,382        (2,425)         7,957
Pan American Silver Corp.               Call         49       45.00     4/18/11       7,986        (1,225)         6,761
Pan American Silver Corp.                Put         51       25.00     7/18/11       6,221        (4,845)         1,376
Pan American Silver Corp.                Put         47       32.00     4/18/11       5,498       (11,045)        (5,547)
Quadra FNX Mining Ltd.                   Put        107       13.00     7/18/11      13,677       (14,426)          (749)
Quadra FNX Mining Ltd.                   Put         26       14.00     4/18/11       3,172        (3,505)          (333)
Randgold Resources Ltd., ADR             Put         28       75.00     3/21/11       4,785        (8,400)        (3,615)
Royal Gold, Inc.                        Call        107       55.00     7/18/11      15,192       (14,445)           747
Royal Gold, Inc.                        Call         99       60.00     7/18/11      14,384        (5,445)         8,939
Royal Gold, Inc.                        Call         48       60.00     4/18/11       6,827          (480)         6,347
Royal Gold, Inc.                         Put         53       40.00     4/18/11       7,026        (2,915)         4,111
RTI International Metals, Inc.           Put         26       22.50     6/20/11       4,779        (2,340)         2,439
Seabridge Gold, Inc.                     Put         47       22.50     5/23/11       6,407        (2,820)         3,587
Seabridge Gold, Inc.                     Put         47       24.00     5/23/11       7,378        (4,230)         3,148
SEMAFO, Inc.                             Put        106       10.00     7/18/11      11,421       (13,761)        (2,340)
Silver Standard Resources, Inc.         Call        102       25.00     2/21/11      11,382        (4,692)         6,690
Silver Standard Resources, Inc.         Call        102       27.00     3/21/11      10,165        (5,100)         5,065
Silver Standard Resources, Inc.         Call        100       33.00     6/20/11       9,898        (4,500)         5,398
Silver Standard Resources, Inc.         Call         97       31.00     3/21/11       9,602        (1,455)         8,147
Silver Standard Resources, Inc.         Call         45       33.00     3/21/11       4,669          (225)         4,444
Silver Standard Resources, Inc.          Put        106       19.00     6/20/11      12,400       (11,130)         1,270
Silver Standard Resources, Inc.          Put         55       19.00     3/21/11       5,609        (1,650)         3,959
Silver Wheaton Corp.                    Call         99       50.00     3/21/11      16,956          (495)        16,461
Silver Wheaton Corp.                    Call         87       40.00     3/21/11      11,014        (2,958)         8,056
Silver Wheaton Corp.                    Call         72       45.00     3/21/11      14,049        (1,152)        12,897
Silver Wheaton Corp.                     Put         55       22.00     3/21/11       6,489          (825)         5,664
Silver Wheaton Corp.                     Put         47       31.00     3/21/11       5,076       (11,609)        (6,533)
Standard & Poor's 500 Index (The)        Put    201,650      969.35     8/18/11          --    (2,221,758)    (2,221,758)
Stillwater Mining Co.                    Put         98       15.00     4/18/11      11,307        (1,960)         9,347
Stillwater Mining Co.                    Put         97       15.00     7/18/11      10,504        (6,790)         3,714
US Gold Corp.                            Put         83        5.00     5/23/11       6,141        (1,660)         4,481
                                                                                   --------   -----------    -----------
                                                                                   $786,387   $(2,710,123)   $(1,923,736)
                                                                                   ========   ===========    ===========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level


                    27 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. As of period end, the Manager determined the fair valuation of common stocks traded on the Egyptian Stock Exchange to be the prior day's closing price on the exchange. Such investments have been classified as Level 3 instruments.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities,


                    28 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of January 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED
                         OR DELAYED
                       DELIVERY BASIS
                        TRANSACTIONS
                       --------------
Purchased securities     $3,616,088
Sold securities           2,213,662

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of January 31, 2011 is as follows:

Cost                                         $9,563
Market Value                                 $9,563
Market Value as a % of Net Assets   Less than 0.005%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "Master Funds"). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master


                    29 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds' expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the Master Funds.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.


                    30 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of January 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $33,811,590, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $31,294,711 as of January 31, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of January 31, 2011 the Fund has not required certain counterparties to post collateral.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of January 31, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $551,398 for which the Fund has posted collateral of $277,440. If a contingent feature would have been triggered as of January 31, 2011, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.


                     31 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended January 31, 2011, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $28,850,650 and $27,408,527, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended January 31, 2011, the Fund had an average market value of $347,078,543 and $20,466,561 on futures contracts purchased and sold, respectively.


                    32 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual an semiannual reports

The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased call options on treasury futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended January 31, 2011, the Fund had an average market value of $27,111,625 and $1,880,406 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended January 31, 2011, the Fund had an average market value of $166,533 and $5,266,134 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.


                    33 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

Written option activity for the period ended January 31, 2011 was as follows:

                                 CALL OPTIONS             PUT OPTIONS
                            ---------------------   ----------------------
                            NUMBER OF   AMOUNT OF    NUMBER OF   AMOUNT OF
                            CONTRACTS    PREMIUMS    CONTRACTS   PREMIUMS
                            ---------   ---------   ----------   ---------
Options outstanding as of
October 29, 2010(1)             498      $ 60,887     203,217     $179,992
Options written               3,081       380,686       2,172      263,756
Options closed or expired      (119)      (15,039)       (529)     (62,957)
Options exercised                --            --        (203)     (20,938)
                              -----      --------     -------     --------
Options outstanding as of
January 31, 2011              3,460      $426,534     204,657     $359,853
                              =====      ========     =======     ========

(1.) October 29, 2010 represents the last business day of the Fund's 2010 fiscal year.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     For the period ended January 31, 2011, the Fund had average notional amounts of $8,877,381 on interest rate swaps which receive a fixed rate.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.


                    34 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

     As of January 31, 2011, the Fund had no such interest rate swap agreements outstanding.

RESTRICTED SECURITIES

As of January 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $2,051,012,786
Federal tax cost of other investments       10,054,030
                                        --------------
Total federal tax cost                  $2,061,066,816
                                        ==============
Gross unrealized appreciation           $  230,446,061
Gross unrealized depreciation              (26,013,241)
                                        --------------
Net unrealized appreciation             $  204,432,820
                                        ==============


                    35 | Oppenheimer Global Allocation Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                       Shares          Value
                                                    ------------   --------------
COMMON STOCKS--55.8%
CONSUMER DISCRETIONARY--2.6%
MEDIA--2.6%
Jupiter Telecommunications Co. Ltd.                       41,755   $   42,731,725
CONSUMER STAPLES--4.5%
FOOD & STAPLES RETAILING--0.7%
CVS Caremark Corp.(1)                                    338,400       11,573,280
FOOD PRODUCTS--2.1%
Nestle SA                                                649,310       35,113,639
TOBACCO--1.7%
Altria Group, Inc.(1)                                    441,900       10,389,069
Lorillard, Inc.                                          231,200       17,395,488
                                                                   --------------
                                                                       27,784,557
ENERGY--6.1%
ENERGY EQUIPMENT & SERVICES--1.2%
Halliburton Co.                                          212,550        9,564,750
Schlumberger Ltd.                                        115,900       10,313,941
                                                                   --------------
                                                                       19,878,691
OIL, GAS & CONSUMABLE FUELS--4.9%
BP plc, ADR                                              288,470       13,693,671
Chevron Corp.(1)                                         467,870       44,414,899
CONSOL Energy, Inc.(1)                                   278,840       13,858,348
Exxon Mobil Corp.                                        106,070        8,557,728
                                                                   --------------
                                                                       80,524,646
FINANCIALS--6.8%
CAPITAL MARKETS--0.6%
Bond Street Holdings LLC, Cl. A(2,3)                     495,000       10,122,750
DIVERSIFIED FINANCIAL SERVICES--2.6%
JPMorgan Chase & Co.(1)                                  973,100       43,731,114
INSURANCE--3.6%
Assurant, Inc.                                           301,700       11,835,691
Everest Re Group Ltd.                                    188,900       15,920,492
MetLife, Inc.                                            694,700       31,796,419
                                                                   --------------
                                                                       59,552,602
HEALTH CARE--9.9%
BIOTECHNOLOGY--5.5%
Amgen, Inc.(1,3)                                         441,800       24,334,344
Genzyme Corp. (General Division)(1,3)                    342,616       25,130,884
Gilead Sciences, Inc.(1,3)                               771,760       29,620,149
Vanda Pharmaceuticals, Inc.(3,4)                       1,535,078       12,295,975
                                                                   --------------
                                                                       91,381,352
HEALTH CARE PROVIDERS & SERVICES--2.0%
Humana, Inc.(3)                                          287,990       16,694,780
WellPoint, Inc.(3)                                       272,810       16,946,957
                                                                   --------------
                                                                       33,641,737
PHARMACEUTICALS--2.4%
Merck & Co., Inc.(1)                                     547,564       18,162,698


                  1 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                       Shares          Value
                                                    ------------   --------------
PHARMACEUTICALS CONTINUED
Mylan, Inc.(3)                                           913,348   $   21,153,140
                                                                   --------------
                                                                       39,315,838
INDUSTRIALS--2.7%
AEROSPACE & DEFENSE--0.0%
AerCap Holdings NV(3)                                     38,850          579,642
ELECTRICAL EQUIPMENT--1.1%
Cooper Industries plc                                    285,190       17,470,739
MACHINERY--1.6%
Ingersoll-Rand plc                                       359,790       16,982,088
Navistar International Corp.(3)                          148,350        9,620,498
                                                                   --------------
                                                                       26,602,586
INFORMATION TECHNOLOGY--19.7%
COMMUNICATIONS EQUIPMENT--3.8%
Harris Corp.                                             272,340       12,674,704
QUALCOMM, Inc.(1)                                        920,900       49,848,317
                                                                   --------------
                                                                       62,523,021
INTERNET SOFTWARE & SERVICES--3.9%
eBay, Inc.(1,3)                                          849,800       25,799,928
Google, Inc., Cl. A(1,3)                                  64,300       38,603,148
                                                                   --------------
                                                                       64,403,076
IT SERVICES--0.9%
MasterCard, Inc., Cl. A                                   63,900       15,112,989
SOFTWARE--11.1%
Microsoft Corp.                                          667,000       18,492,575
Oracle Corp.                                           1,245,200       39,883,756
Take-Two Interactive Software, Inc.(3,4)               7,372,043       91,966,236
THQ, Inc.(3,4)                                         5,939,700       34,509,657
                                                                   --------------
                                                                      184,852,224
MATERIALS--2.6%
CHEMICALS--2.0%
Celanese Corp., Series A(1)                              334,250       13,868,033
Potash Corp. of Saskatchewan, Inc.                       110,050       19,564,688
                                                                   --------------
                                                                       33,432,721
METALS & MINING--0.6%
Allegheny Technologies, Inc.(1)                          151,930        9,904,317
UTILITIES--0.9%
ELECTRIC UTILITIES--0.9%
Edison International, Inc.(1)                            411,500       14,929,220
                                                                   --------------
Total Common Stocks (Cost $837,437,329)                               925,162,466

                                                      Principal
                                                       Amount
                                                    ------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
Mastr Adjustable Rate Mortgages Trust 2004-13,
Mtg. Pass-Through Certificates, Series 2004-13,
Cl. 2 A2, 2.83%, 4/1/34(5) (Cost $1,443,228)        $  1,685,006        1,708,641


                  2 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount           Value
                                                    ------------   --------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.4%
Take-Two Interactive Software, Inc., 4.375% Cv.
Sr. Nts., 6/1/14(1,4) (Cost $4,611,000)             $  4,611,000   $    6,282,488

                                                       Shares
                                                    ------------
INVESTMENT COMPANY--44.1%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.20%(4,6) (Cost $732,201,132)                732,201,132      732,201,132
TOTAL INVESTMENTS, AT VALUE (COST $1,575,692,689)          100.4%   1,665,354,727
Liabilities in Excess of Other Assets                       (0.4)      (5,814,210)
                                                    ------------   --------------
Net Assets                                                 100.0%  $1,659,540,517
                                                    ============   ==============

Footnotes to Statement of Investments

(1.) All or a portion of the security position was segregated by the Fund comprising a total segregated amount of $377,673,030, which represented 1,449.04% of the market value of securities sold short. See accompanying Notes.

(2.) Restricted security. The aggregate value of restricted securities as of January 31, 2011 was $10,122,750, which represents 0.61% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                  ACQUISITION                               UNREALIZED
SECURITY                              DATE         COST         VALUE      APPRECIATION
--------                          -----------   ----------   -----------   ------------
Bond Street Holdings LLC, Cl. A     11/4/09     $9,900,000   $10,122,750     $222,750

(3.) Non-income producing security.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES/                                   SHARES/
                                          PRINCIPAL                                 PRINCIPAL
                                            AMOUNT                                    AMOUNT
                                           OCTOBER        GROSS         GROSS        JANUARY
                                         29, 2010(A)    ADDITIONS     REDUCTIONS     31, 2011
                                         -----------   -----------   -----------   -----------
Oppenheimer Institutional Money Market
Fund, Cl. E                              787,669,229   195,895,778   251,363,875   732,201,132
Take-Two Interactive Software, Inc.        7,372,043            --            --     7,372,043
Take-Two Interactive Software, Inc.,
4.375% Cv. Sr. Nts., 6/1/14                4,611,000            --            --     4,611,000
THQ, Inc.                                  5,939,700            --            --     5,939,700
Vanda Pharmaceuticals, Inc.                1,535,078            --            --     1,535,078

                                             VALUE       INCOME
                                         ------------   --------
Oppenheimer Institutional Money Market
Fund, Cl. E                              $732,201,132   $403,353
Take-Two Interactive Software, Inc.        91,966,236         --
Take-Two Interactive Software, Inc.,
4.375% Cv. Sr. Nts., 6/1/14                 6,282,488     50,896
THQ, Inc.                                  34,509,657         --
Vanda Pharmaceuticals, Inc.                12,295,975         --
                                         ------------   --------
                                         $877,255,488   $454,249
                                         ============   ========

(a.) October 29, 2010 represents the last business day of the Fund's 2010 fiscal year.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) Rate shown is the 7-day yield as of January 31, 2011.


                  3 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                    Shares
                                                  Sold Short        Value
                                                  ----------   -------------
SECURITIES SOLD SHORT--(1.6)%
Brunswick Corp.                                    (200,570)   $ (3,995,354)
iShares S&P GSCI Commodity-Indexed Trust(3)        (124,090)     (4,363,004)
PowerShares DB Commodity Index Tracking Fund(3)    (152,900)     (4,362,237)
Suncor Energy, Inc.                                (111,520)     (4,629,195)
United States Steel Corp.                          (151,100)     (8,713,937)
                                                               ------------
Securities Sold Short (Proceeds $25,011,820)                   $(26,063,727)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of January 31, 2011 based on valuation input level:

                                                    LEVEL 2--
                                     LEVEL 1--        OTHER        LEVEL 3--
                                    UNADJUSTED     SIGNIFICANT    SIGNIFICANT
                                      QUOTED        OBSERVABLE   UNOBSERVABLE
                                      PRICES          INPUTS        INPUTS           VALUE
                                  --------------   -----------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary         $   42,731,725   $        --        $--       $   42,731,725
   Consumer Staples                   74,471,476            --         --           74,471,476
   Energy                            100,403,337            --         --          100,403,337
   Financials                        103,283,716    10,122,750         --          113,406,466
   Health Care                       164,338,927            --         --          164,338,927
   Industrials                        44,652,967            --         --           44,652,967
   Information Technology            326,891,310            --         --          326,891,310
   Materials                          43,337,038            --         --           43,337,038
   Utilities                          14,929,220            --         --           14,929,220
Mortgage-Backed Obligations                   --     1,708,641         --            1,708,641
Convertible Corporate Bonds and
Notes                                         --     6,282,488         --            6,282,488
Investment Company                   732,201,132            --         --          732,201,132
                                  --------------   -----------        ---       --------------
Total Assets                      $1,647,240,848   $18,113,879        $--       $1,665,354,727
                                  --------------   -----------        ---       --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Securities Sold Short             $  (26,063,727)  $        --        $--       $  (26,063,727)
                                  --------------   -----------        ---       --------------
Total Liabilities                 $  (26,063,727)  $        --        $--       $  (26,063,727)
                                  --------------   -----------        ---       --------------


                  4 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on:


                  5 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate securities at its custodian with a value equal to a certain percentage of the value of the securities that it sold short. Securities that have been segregated for this purpose are disclosed as such in the Statement of Investments. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RESTRICTED SECURITIES

As of January 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,575,749,192
Federal tax cost of other investments      (25,011,820)
                                        --------------
Total federal tax cost                  $1,550,737,372
                                        ==============
Gross unrealized appreciation           $  170,924,724
Gross unrealized depreciation              (82,371,096)
                                        --------------
Net unrealized appreciation             $   88,553,628
                                        ==============


                  6 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Small- & Mid-Cap Value Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                            Shares          Value
                                                         -----------   --------------
COMMON STOCKS--93.8%
CONSUMER DISCRETIONARY--13.2%
AUTO COMPONENTS--1.7%
Lear Corp.(1)                                                400,000   $   42,252,000
DIVERSIFIED CONSUMER SERVICES--0.6%
Coinstar, Inc.(1)                                            361,020       14,942,618
HOTELS, RESTAURANTS & LEISURE--2.8%
Bally Technologies, Inc.(1)                                  600,000       24,558,000
Brinker International, Inc.                                  900,000       21,177,000
Pinnacle Entertainment, Inc.(1)                            1,600,000       24,128,000
                                                                       --------------
                                                                           69,863,000
HOUSEHOLD DURABLES--2.3%
Mohawk Industries, Inc.(1)                                   500,000       27,775,000
Newell Rubbermaid, Inc.                                    1,500,000       28,875,000
                                                                       --------------
                                                                           56,650,000
LEISURE EQUIPMENT & PRODUCTS--1.5%
Mattel, Inc.                                               1,600,000       37,888,000
MEDIA--1.0%
Cablevision Systems Corp. New York Group, Cl. A              700,000       23,695,000
SPECIALTY RETAIL--2.1%
Bed Bath & Beyond, Inc.(1)                                   500,000       24,000,000
Children's Place Retail Stores, Inc.(1)                      400,000       16,756,000
Talbots, Inc. (The)(1)                                     2,000,000       10,920,000
                                                                       --------------
                                                                           51,676,000
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Phillips/Van Heusen Corp.                                    500,000       29,185,000
CONSUMER STAPLES--7.0%
BEVERAGES--1.0%
Molson Coors Brewing Co., Cl. B, Non-Vtg.                    500,000       23,435,000
FOOD & STAPLES RETAILING--1.0%
Kroger Co. (The)                                           1,200,000       25,680,000
FOOD PRODUCTS--3.1%
Adecoagro SA(1)                                            2,172,162       27,369,241
Chiquita Brands International, Inc.(1)                     1,500,000       23,130,000
ConAgra Foods, Inc.                                        1,200,000       26,796,000
                                                                       --------------
                                                                           77,295,241
HOUSEHOLD PRODUCTS--1.9%
Church & Dwight Co., Inc.                                    350,000       24,083,500
Energizer Holdings, Inc.(1)                                  300,000       21,822,000
                                                                       --------------
                                                                           45,905,500
ENERGY--9.9%
ENERGY EQUIPMENT & SERVICES--3.4%
Ensco plc, Sponsored ADR                                     550,000       29,887,000
Nabors Industries Ltd.(1)                                  1,250,000       30,500,000
Tidewater, Inc.                                              400,000       23,796,000
                                                                       --------------
                                                                           84,183,000


                  1 | Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Small- & Mid-Cap Value Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                           Shares           Value
                                                         -----------   --------------
OIL, GAS & CONSUMABLE FUELS--6.5%
Bill Barrett Corp.(1)                                        950,000   $   38,931,000
CONSOL Energy, Inc.                                          600,000       29,820,000
EQT Corp.                                                    550,000       26,504,500
Noble Energy, Inc.                                           425,000       38,717,500
Plains Exploration & Production Co.(1)                       750,000       26,550,000
                                                                       --------------
                                                                          160,523,000
FINANCIALS--19.6%
CAPITAL MARKETS--2.0%
Affiliated Managers Group, Inc.(1)                           250,000       25,457,500
Invesco Ltd.                                               1,000,000       24,740,000
                                                                       --------------
                                                                           50,197,500
COMMERCIAL BANKS--6.6%
Associated Banc-Corp.                                        500,000        6,990,000
CIT Group, Inc.(1)                                           800,000       38,152,000
Comerica, Inc.                                             1,000,000       38,200,000
Fifth Third Bancorp                                        2,500,000       37,175,000
KeyCorp                                                    3,500,000       31,150,000
TCF Financial Corp.                                          800,000       11,952,000
                                                                       --------------
                                                                          163,619,000
INSURANCE--6.6%
ACE Ltd.                                                     600,000       36,954,000
Aon Corp.                                                    600,000       27,444,000
Assurant, Inc.                                               500,000       19,615,000
Everest Re Group Ltd.                                        600,000       50,568,000
Genworth Financial, Inc., Cl. A                            2,000,000       27,140,000
                                                                       --------------
                                                                          161,721,000
REAL ESTATE INVESTMENT TRUSTS--3.5%
BioMed Realty Trust, Inc.                                  1,500,000       26,775,000
General Growth Properties, Inc.                              500,000        7,405,000
Health Care REIT, Inc.                                       200,000        9,816,000
ProLogis                                                   2,000,000       29,840,000
Starwood Property Trust, Inc.                                600,000       13,506,000
                                                                       --------------
                                                                           87,342,000
THRIFTS & MORTGAGE FINANCE--0.9%
NewAlliance Bancshares, Inc.                               1,500,000       22,425,000
HEALTH CARE--8.1%
HEALTH CARE PROVIDERS & SERVICES--4.2%
Aetna, Inc.                                                  850,000       27,999,000
DaVita, Inc.(1)                                              300,000       22,155,000
Humana, Inc.(1)                                              500,000       28,985,000
Universal Health Services, Inc., Cl. B                       600,000       25,260,000
                                                                       --------------
                                                                          104,399,000
LIFE SCIENCES TOOLS & SERVICES--1.7%
Agilent Technologies, Inc.(1)                              1,000,000       41,830,000
PHARMACEUTICALS--2.2%
Hospira, Inc.(1)                                             700,000       38,661,000


                   2 | Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Small- & Mid-Cap Value Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                           Shares           Value
                                                         -----------   --------------
PHARMACEUTICALS CONTINUED
Valeant Pharmaceuticals International, Inc.                  400,000   $   14,612,000
                                                                       --------------
                                                                           53,273,000
INDUSTRIALS--11.9%
AEROSPACE & DEFENSE--1.9%
AerCap Holdings NV(1)                                      1,300,000       19,396,000
Goodrich Corp.                                               300,000       27,186,000
                                                                       --------------
                                                                           46,582,000
AIRLINES--1.0%
United Continental Holdings, Inc.(1)                       1,000,000       25,400,000
ELECTRICAL EQUIPMENT--3.0%
Babcock & Wilcox Co.(1)                                      900,000       26,325,000
Cooper Industries plc                                        300,000       18,378,000
General Cable Corp.(1)                                       800,000       29,608,000
                                                                       --------------
                                                                           74,311,000
MACHINERY--4.5%
AGCO Corp.(1)                                                400,000       20,280,000
Ingersoll-Rand plc                                           800,000       37,760,000
Navistar International Corp.(1)                              200,000       12,970,000
WABCO Holdings, Inc.(1)                                      683,910       39,940,344
                                                                       --------------
                                                                          110,950,344
PROFESSIONAL SERVICES--0.7%
Towers Watson & Co., Cl. A                                   300,000       16,359,000
ROAD & RAIL--0.8%
Hunt (J.B.) Transport Services, Inc.                         500,000       20,500,000
INFORMATION TECHNOLOGY--8.8%
COMMUNICATIONS EQUIPMENT--1.7%
Harris Corp.                                                 900,000       41,886,000
COMPUTERS & PERIPHERALS--0.9%
Seagate Technology(1)                                      1,650,000       23,100,000
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Amphenol Corp., Cl. A                                        400,000       22,136,000
Sanmina-SCI Corp.(1)                                         300,000        4,509,000
                                                                       --------------
                                                                           26,645,000
IT SERVICES--1.1%
TeleTech Holdings, Inc.(1)                                 1,200,000       25,692,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.5%
Avago Technologies Ltd.                                      500,000       14,355,000
Lam Research Corp.(1)                                        500,000       24,945,000
Marvell Technology Group Ltd.(1)                           1,200,000       22,812,000
                                                                       --------------
                                                                           62,112,000
SOFTWARE--1.5%
Aspen Technology, Inc.(1)                                  1,000,000       14,150,000
Electronic Arts, Inc.(1)                                   1,500,000       23,385,000
                                                                       --------------
                                                                           37,535,000


                   3 | Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Small- & Mid-Cap Value Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                           Shares           Value
                                                         -----------   --------------
MATERIALS--6.9%
CHEMICALS--2.7%
Celanese Corp., Series A                                   1,000,000   $   41,490,000
Intrepid Potash, Inc.(1)                                     700,000       25,298,000
                                                                       --------------
                                                                           66,788,000
CONTAINERS & PACKAGING--2.6%
Owens-Illinois, Inc.(1)                                      800,000       23,592,000
Rock-Tenn Co., Cl. A                                         600,000       40,050,000
                                                                       --------------
                                                                           63,642,000
METALS & MINING--1.6%
Allegheny Technologies, Inc.                                 600,000       39,114,000
TELECOMMUNICATION SERVICES--1.0%
WIRELESS TELECOMMUNICATION SERVICES--1.0%
NII Holdings, Inc.(1)                                        600,000       25,188,000
UTILITIES--7.4%
ELECTRIC UTILITIES--4.3%
Cleco Corp.                                                1,200,000       37,512,000
NV Energy, Inc.                                            3,000,000       43,110,000
Pepco Holdings, Inc.                                       1,300,000       24,141,000
                                                                       --------------
                                                                          104,763,000
GAS UTILITIES--1.0%
AGL Resources, Inc.                                          700,000       25,690,000
MULTI-UTILITIES--2.1%
CMS Energy Corp.                                           2,650,000       51,675,000
                                                                       --------------
Total Common Stocks (Cost $1,769,640,801)                               2,315,912,203
INVESTMENT COMPANIES--6.4%
Fifth Street Finance Corp.                                 1,500,000       19,770,000
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.20%(2,3)                                            137,481,804      137,481,804
                                                                       --------------
Total Investment Companies (Cost $155,787,153)                            157,251,804
TOTAL INVESTMENTS, AT VALUE (COST $1,925,427,954)              100.2%   2,473,164,007
Liabilities in Excess of Other Assets                           (0.2)      (4,115,897)
                                                         -----------   --------------
Net Assets                                                     100.0%  $2,469,048,110
                                                         ===========   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Rate shown is the 7-day yield as of January 31, 2011.

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                   4 | Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Small- & Mid-Cap Value Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                           SHARES             GROSS         GROSS            SHARES
                                                     OCTOBER 29,2010 (A)    ADDITIONS     REDUCTIONS   JANUARY 31, 2011
                                                     -------------------   -----------   -----------   ----------------
Oppenheimer Institutional Money Market Fund, Cl. E       138,411,479       253,508,117   254,437,792      137,481,804

                                                         VALUE       INCOME
                                                     ------------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $137,481,804   $61,485

(A.) October 29, 2010 represents the last business day of the Fund's 2010 fiscal year.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of January 31, 2011 based on valuation input level:

                                                     LEVEL 2--         LEVEL 3--
                                   LEVEL 1--           OTHER          SIGNIFICANT
                                  UNADJUSTED        SIGNIFICANT      UNOBSERVABLE
                                 QUOTED PRICES   OBSERVABLE INPUTS       INPUTS       VALUE
                                --------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  326,151,618          $--               $--       $  326,151,618
   Consumer Staples                172,315,741           --                --          172,315,741
   Energy                          244,706,000           --                --          244,706,000
   Financials                      485,304,500           --                --          485,304,500
   Health Care                     199,502,000           --                --          199,502,000
   Industrials                     294,102,344           --                --          294,102,344
   Information Technology          216,970,000           --                --          216,970,000
   Materials                       169,544,000           --                --          169,544,000
   Telecommunication Services       25,188,000           --                --           25,188,000
   Utilities                       182,128,000           --                --          182,128,000
Investment Companies               157,251,804           --                --          157,251,804
                                --------------          ---               ---       --------------
Total Assets                    $2,473,164,007          $--               $--       $2,473,164,007
                                --------------          ---               ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.


                   5 | Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Small- & Mid-Cap Value Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market


                   6 | Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Small- & Mid-Cap Value Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,972,614,140
                                 ==============
Gross unrealized appreciation    $  517,977,710
Gross unrealized depreciation       (17,427,843)
                                 --------------
Net unrealized appreciation      $  500,549,867
                                 ==============


                   7 | Oppenheimer Small- & Mid-Cap Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds


By: /s/ William F. Glavin, Jr.
    -----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    -----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: March 1, 2011


By: /s/ Brian W. Wixted
    -----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 1, 2011